UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2013

DATE OF REPORTING PERIOD: January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.9%)
		Consumer Discretionary (18.8%)
793,250		Amazon.com, Inc.#~	$210,607,875
1,570,000		Chico’s FAS, Inc.	28,150,100
352,271	CHF	Compagnie Financière Richemont, SA	28,936,782
300,000		Dick’s Sporting Goods, Inc.	14,277,000
740,000		Expedia, Inc.	48,285,000
850,000		Gap, Inc.	27,778,000
1,110,000		Las Vegas Sands Corp.	61,327,500
425,000		Lululemon Athletica, Inc.#	29,325,000
1,690,000		Michael Kors Holdings, Ltd.#	94,859,700
623,000		Nike, Inc. - Class B	33,673,150
17,700		NVR, Inc.#	18,224,982
283,000		Panera Bread Company - Class A#	45,226,230
225,000		PetSmart, Inc.	14,717,250
380,000		Polaris Industries, Inc.	32,775,000
163,200		Priceline.com, Inc.#	111,868,704
733,000		Scripps Networks Interactive, Inc. - Class A	45,277,410
2,305,000		Starbucks Corp.	129,356,600
378,000		Thor Industries, Inc.	15,906,240
738,000		TJX Companies, Inc.	33,342,840
775,000		Williams-Sonoma, Inc.	34,100,000

			1,058,015,363

		Consumer Staples (5.0%)
430,000		Anheuser-Busch InBev, NV	38,098,000
770,000		Coca-Cola Company	28,674,800
2,700,000		Companhia de Bebidas das Americas	127,062,000
510,000		Costco Wholesale Corp.	52,193,400
690,000	GBP	SABMiller, PLC	34,453,435

			280,481,635

		Energy (7.2%)
565,000		Continental Resources, Inc.#	46,962,800
768,000		EOG Resources, Inc.	95,984,640
1,635,000		National Oilwell Varco, Inc.	121,218,900
592,500		Rowan Companies, Inc.#	20,429,400
1,535,000		Schlumberger, Ltd.	119,806,750

			404,402,490

		Financials (3.0%)
482,466		American Express Company	28,373,825
1,600,000		Blackstone Group, LP	29,600,000
757,000		Discover Financial Services	29,061,230
600,000		IntercontinentalExchange, Inc.#	83,250,000

			170,285,055

		Health Care (14.4%)
487,000		Alexion Pharmaceuticals, Inc.#	45,773,130
350,000		Celgene Corp.#	34,636,000
1,069,000		Cerner Corp.#	88,245,950
400,000		Edwards Lifesciences Corp.#	35,972,000
3,590,000		Gilead Sciences, Inc.#	141,625,500
146,000		Intuitive Surgical, Inc.#	83,859,480
632,000		Jazz Pharmaceuticals, PLC#	35,638,480
1,150,000		Mylan, Inc.#	32,510,500
1,000,000		Myriad Genetics, Inc.#	27,060,000
575,000		Novo Nordisk, A/S	106,001,250

NUMBER OF SHARES			VALUE

336,048	DKK	Novo Nordisk, A/S - Class B	$61,863,783
257,000		Regeneron Pharmaceuticals, Inc.#	44,702,580
950,000		ResMed, Inc.	41,610,000
470,000		Varian Medical Systems, Inc.#	33,205,500

			812,704,153

		Industrials (9.4%)
4,000,000	CHF	ABB, Ltd.#	85,746,933
1,043,000		AGCO Corp.#	55,279,000
785,000		Caterpillar, Inc.~	77,236,150
1,244,000		Dover Corp.	86,059,920
1,249,000		Eaton Corp.	71,130,550
108,000		Flowserve Corp.	16,931,160
667,300		Fluor Corp.	43,261,059
217,000		MSC Industrial Direct Company, Inc. - Class A	17,169,040
380,000		Rockwell Automation, Inc.	33,892,200
233,000		Roper Industries, Inc.	27,365,850
190,000		United Technologies Corp.	16,638,300

			530,710,162

		Information Technology (40.6%)
1,989,000		Accenture, PLC - Class A~	142,989,210
533,350		Apple, Inc.~	242,839,588
1,676,202		Aruba Networks, Inc.#	38,619,694
475,000		Citrix Systems, Inc.#	34,751,000
1,631,000		Cognizant Technology Solutions Corp. - Class A#	127,511,580
925,000		CommVault Systems, Inc.#	70,975,250
1,529,000		eBay, Inc.#~	85,516,970
3,645,000		Facebook, Inc.#	112,885,650
315,000		FleetCor Technologies, Inc.#	18,849,600
319,950		Google, Inc.#	241,783,015
634,000		IPG Photonics Corp.	41,514,320
310,000		LinkedIn Corp. – Class A#	38,374,900
260,000		Manhattan Associates, Inc.#	17,812,600
324,000		MasterCard, Inc. - Class A	167,961,600
4,129,000		Oracle Corp.	146,620,790
255,000		Palo Alto Networks, Inc.#	14,116,800
3,571,000		QUALCOMM, Inc.	235,793,130
325,000		Rackspace Hosting, Inc.#	24,488,750
645,000		Salesforce.com, Inc.#~	111,023,850
26,000	KRW	Samsung Electronics Company, Ltd.	34,591,284
300,000		SanDisk Corp.#	14,997,000
1,687,000		SAP, AG	138,367,740
1,290,000		Solarwinds, Inc.#	70,201,800
936,000		Teradata Corp.#	62,393,760
716,672		VMware, Inc. - Class A#	54,811,075

			2,289,790,956

		Materials (1.5%)
242,000		Eastman Chemical Company	17,218,300
635,000		Mosaic Company	38,893,750
1,727,000		Yamana Gold, Inc.	28,236,450

			84,348,500

		TOTAL COMMON STOCKS (Cost $4,320,451,229)	5,630,738,314

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (0.0%)
1,463,753	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,463,753)	$1,463,753

TOTAL INVESTMENTS (99.9%) (Cost $4,321,914,982)		5,632,202,067

OTHER ASSETS, LESS LIABILITIES (0.1%)		6,123,574

NET ASSETS (100.0%)		$5,638,325,641

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Brazilian Real	04/18/13	229,155,000	$114,061,550	$(3,141,097)
Barclays Bank PLC	British Pound Sterling	04/18/13	1,096,000	1,737,576	12,433
Northern Trust Company	British Pound Sterling	04/18/13	18,207,000	28,865,009	505,121
Goldman Sachs Capital Markets LP	Danish Krone	04/18/13	835,797,000	152,214,504	(2,475,393)
Northern Trust Company	European Monetary Unit	04/18/13	124,759,000	169,464,395	(2,766,534)
Citibank N.A.	South Korean Won	04/18/13	37,140,880,000	33,966,304	1,020,442
Goldman Sachs Capital Markets LP	Swiss Franc	04/18/13	114,051,000	$125,425,700	$(207,489)

					$(7,052,517)

COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	South Korean Won	04/18/13	3,195,337,000	$2,922,219	$(18,997)
Goldman Sachs Capital Markets LP	Swiss Franc	04/18/13	13,042,000	14,342,724	180,337

					$161,340

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $593,150.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound Sterling
KRW	South Korean Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (88.8%)
		Consumer Discretionary (18.1%)
3,670		AutoZone, Inc.#	$1,356,799
30,400		Bed Bath & Beyond, Inc.#	1,784,480
29,110		Coach, Inc.	1,484,610
75,797		Newell Rubbermaid, Inc.	1,779,714
49,380		Omnicom Group, Inc.	2,680,346
27,850		Time Warner, Inc.	1,406,982
45,676		Walt Disney Company~	2,461,023

			12,953,954

		Consumer Staples (1.7%)
40,500	GBP	Diageo, PLC	1,205,610

		Energy (10.1%)
38,270		BP, PLC	1,703,780
19,400		Exxon Mobil Corp.	1,745,418
15,555		National Oilwell Varco, Inc.	1,153,248
33,330		Noble Corp.	1,349,865
32,095		Seadrill, Ltd.	1,273,530

			7,225,841

		Financials (24.6%)
75,400		American International Group, Inc.#	2,852,382
25,676		Berkshire Hathaway, Inc. - Class B#	2,488,775
45,675		Capital One Financial Corp.	2,572,416
60,000		Citigroup, Inc.	2,529,600
41,000		Discover Financial Services	1,573,990
12,900		Goldman Sachs Group, Inc.	1,907,394
91,000		Och-Ziff Capital Management Group, LLC - Class A	900,900
73,190		Oriental Financial Group, Inc.	1,051,740
42,225		Texas Capital Bancshares, Inc.#	1,748,115

			17,625,312

		Health Care (8.0%)
22,465		Covidien, PLC	1,400,468
14,568		McKesson Corp.	1,532,990
72,734		Teva Pharmaceutical Industries, Ltd.	2,763,165

			5,696,623

		Industrials (13.9%)
44,440		Raytheon Company~	2,341,099
59,255		Trinity Industries, Inc.	2,352,424
10,370		Union Pacific Corp.	1,363,240
41,970		URS Corp.	1,740,916
76,565		Xylem, Inc.	2,138,460

			9,936,139

		Information Technology (8.5%)
9,875		Alliance Data Systems Corp.#	1,556,300
109,000		Intel Corp.	2,293,360
81,720		Microsoft Corp.	2,244,849

			6,094,509

		Materials (3.9%)
78,500		Freeport-McMoRan Copper & Gold, Inc.	2,767,125

NUMBER OF SHARES		VALUE

	TOTAL COMMON STOCKS (Cost $59,771,413)	$63,505,113

SHORT TERM INVESTMENT (3.8%)
2,712,821	Fidelity Prime Money Market Fund - Institutional Class (Cost $2,712,821)	2,712,821

TOTAL INVESTMENTS (92.6%) (Cost $62,484,234)		66,217,934

OTHER ASSETS, LESS LIABILITIES (7.4%)		5,294,221

NET ASSETS (100.0%)		$71,512,155

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (0.0%) #
	Financials (0.0%)
200	Capital One Financial Corp. Put, 02/16/13, Strike $57.50	(33,300)

	(Premium $31,903)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $534,000.

FOREIGN CURRENCY ABBREVIATIONS

GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.2%)
		Consumer Discretionary (14.4%)
8,115		Amazon.com, Inc.#	$2,154,533
5,150	CHF	Compagnie Financière Richemont, SA	423,039
9,500		Gap, Inc.	310,460
6,000		Las Vegas Sands Corp.	331,500
4,100		Lululemon Athletica, Inc.#	282,900
3,300		McDonald’s Corp.	314,457
9,600		Michael Kors Holdings, Ltd.#	538,848
16,400		Nike, Inc. - Class B	886,420
2,100		Panera Bread Company - Class A#	335,601
3,500		Polaris Industries, Inc.	301,875
1,070		Priceline.com, Inc.#	733,453
27,170		Starbucks Corp.	1,524,780
14,450		TJX Companies, Inc.	652,851

			8,790,717

		Consumer Staples (7.2%)
7,900		Anheuser-Busch InBev, NV	699,940
50,200		Coca-Cola Company~	1,869,448
6,050		Colgate-Palmolive Company	649,589
4,600		Costco Wholesale Corp.	470,764
14,000	GBP	SABMiller, PLC	699,055

			4,388,796

		Energy (7.8%)
5,400		EOG Resources, Inc.	674,892
10,850		Exxon Mobil Corp.	976,175
14,550		National Oilwell Varco, Inc.	1,078,737
26,250		Schlumberger, Ltd.	2,048,812

			4,778,616

		Financials (3.7%)
12,100		American Express Company	711,601
6,500		Franklin Resources, Inc.	889,720
4,500		T. Rowe Price Group, Inc.	321,525
8,820		Wells Fargo & Company	307,201

			2,230,047

		Health Care (12.5%)
7,100		Abbott Laboratories	240,548
7,100		AbbVie, Inc.	260,499
6,250		Alexion Pharmaceuticals, Inc.#	587,438
3,550		Celgene Corp.#	351,308
3,800		Cerner Corp.#	313,690
35,500		Gilead Sciences, Inc.#	1,400,475
1,275		Intuitive Surgical, Inc.#	732,334
8,400		Johnson & Johnson	620,928
16,770		Novo Nordisk, A/S	3,091,549

			7,598,769

		Industrials (11.2%)
6,500		3M Company	653,575
32,250		ABB, Ltd.	690,473
6,160		AGCO Corp.#	326,480
9,000		Caterpillar, Inc.	885,510
8,000		Danaher Corp.	479,440
11,675		Dover Corp.	807,676
19,025		Eaton Corp.	1,083,474
2,080		Flowserve Corp.	326,082

NUMBER OF SHARES			VALUE

6,060		MSC Industrial Direct Company, Inc. - Class A	$479,467
7,200		Rockwell Automation, Inc.	642,168
5,500		United Technologies Corp.	481,635

			6,855,980

		Information Technology (39.2%)
32,200		Accenture, PLC - Class A	2,314,858
5,150		Apple, Inc.~	2,344,847
11,723		Cognizant Technology Solutions Corp. - Class A#	916,504
37,600		eBay, Inc.#	2,102,968
48,850		Facebook, Inc.#	1,512,885
3,420		Google, Inc.#	2,584,460
2,690		International Business Machines Corp.	546,258
4,700		MasterCard, Inc. - Class A	2,436,480
36,845		Oracle Corp.	1,308,366
36,850		QUALCOMM, Inc.	2,433,205
8,425		Salesforce.com, Inc.#	1,450,195
870	KRW	Samsung Electronics Company, Ltd.	1,157,478
17,400		SAP, AG	1,427,148
238,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	815,560
5,500		Teradata Corp.#	366,630
2,796		VMware, Inc. - Class A#	213,838

			23,931,680

		Materials (1.2%)
4,620		Eastman Chemical Company	328,713
10,650		Goldcorp, Inc.	375,838

			704,551

		TOTAL COMMON STOCKS (Cost $45,169,446)	59,279,156

SHORT TERM INVESTMENT (1.0%)
607,996		Fidelity Prime Money Market Fund - Institutional Class (Cost $607,996)	607,996

TOTAL INVESTMENTS (98.2%) (Cost $45,777,442)			59,887,152

OTHER ASSETS, LESS LIABILITIES (1.8%)			1,091,203

NET ASSETS (100.0%)			$60,978,355

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Barclays Bank PLC	British Pound Sterling	04/18/13	23,000	$36,464	$261
Northern Trust Company	British Pound Sterling	04/18/13	369,000	585,005	10,237
Citibank N.A.	Danish Krone	04/18/13	1,084,000	197,417	(3,228)
Goldman Sachs Capital Markets LP	Danish Krone	04/18/13	14,700,000	2,677,149	(43,537)
Northern Trust Company	European Monetary Unit	04/18/13	1,490,000	2,023,918	(33,041)
Northern Trust Company	New Taiwanese Dollar	04/18/13	21,872,000	741,062	19,042
Citibank N.A.	South Korean Won	04/18/13	1,242,791,000	1,136,565	34,146
Goldman Sachs Capital Markets LP	Swiss Franc	04/18/13	952,000	1,046,946	(1,732)

					$(17,852)

COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	South Korean Won	04/18/13	106,921,000	$97,782	$(636)

					$(636)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $514,023.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
GBP	British Pound Sterling
KRW	South Korean Won
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (94.1%)
	Consumer Discretionary (19.8%)
14,800	Abercrombie & Fitch Company - Class A	$740,000
11,300	Dick’s Sporting Goods, Inc.	537,767
5,000	Dorman Products, Inc.	173,150
4,200	Fossil, Inc.#~	443,436
9,800	GNC Holdings, Inc.	352,212
6,700	HSN, Inc.~	399,320
18,400	Lennar Corp. - Class A	764,336
21,850	Lions Gate Entertainment Corp.#	400,292
6,300	Lumber Liquidators Holdings, Inc.#	372,834
10,200	Meritage Homes Corp.#	451,248
4,700	Netflix, Inc.#	776,628
2,600	Panera Bread Company - Class A#	415,506
4,200	Polaris Industries, Inc.	362,250
6,100	Six Flags Entertainment Corp.	383,934
6,500	Weight Watchers International, Inc.	347,555
7,600	Williams-Sonoma, Inc.	334,400

		7,254,868

	Consumer Staples (0.9%)
5,600	Hain Celestial Group, Inc.#~	319,144

	Energy (4.4%)
1,285	Atwood Oceanics, Inc.#	67,809
7,000	CVR Energy, Inc.#	411,250
20,200	Northern Oil and Gas, Inc.#	334,108
7,100	Oceaneering International, Inc.	448,791
4,400	Oil States International, Inc.#	341,352

		1,603,310

	Financials (11.4%)
4,000	Altisource Portfolio Solutions, SA#	351,480
4,850	Arthur J. Gallagher & Company	179,207
2,600	Camden Property Trust	180,414
3,500	Credit Acceptance Corp.#	348,495
1,200	Essex Property Trust, Inc.	184,536
10,000	Extra Space Storage, Inc.	398,400
1,650	Federal Realty Investment Trust	174,653
3,500	First Cash Financial Services, Inc.#	186,585
18,100	Homeowners Choice, Inc.	409,060
2,800	IntercontinentalExchange, Inc.#	388,500
5,900	Lazard, Ltd.	204,435
13,600	Main Street Capital Corp.	432,888
3,500	Rayonier, Inc.	188,440
4,900	Signature Bank#	362,257
4,800	Validus Holdings, Ltd.	174,768

		4,164,118

	Health Care (13.7%)
13,600	BioMarin Pharmaceutical, Inc.#	746,504
7,300	Catamaran Corp.#	378,797
4,200	Haemonetics Corp.#	176,148
7,100	HealthStream, Inc.#	175,938
1,900	IDEXX Laboratories, Inc.#	180,899
26,400	Myriad Genetics, Inc.#	714,384
38,000	NPS Pharmaceuticals, Inc.#	335,920
9,300	Onyx Pharmaceuticals, Inc.#	720,936

NUMBER OF SHARES		VALUE

5,100	Patterson Companies, Inc.	$184,263
25,981	QIAGEN, NV#	545,601
9,500	ResMed, Inc.	416,100
13,000	Team Health Holdings, Inc.#	440,310

		5,015,800

	Industrials (15.6%)
15,000	ADT Corp.	712,500
13,400	AZZ, Inc.	573,386
7,800	B/E Aerospace, Inc.#	401,622
12,800	Deluxe Corp.	470,912
13,000	Fortune Brands Home & Security, Inc.#	425,620
2,000	Hubbell Inc- Class B	182,100
25,000	Quanta Services, Inc.#	724,250
37,700	Spirit Airlines, Inc.#	731,003
2,600	TransDigm Group, Inc.	352,144
4,200	Wabtec Corp.	393,204
27,100	Westport Innovations, Inc.#	744,166

		5,710,907

	Information Technology (23.2%)
3,800	3D Systems Corp.#	219,830
2,600	Alliance Data Systems Corp.#	409,760
2,600	Ansys, Inc.#	191,360
26,000	Cirrus Logic, Inc.#	733,980
4,500	CoStar Group, Inc.#	422,010
7,350	Ellie Mae, Inc.#	147,221
3,700	Gartner, Inc.#	190,587
11,700	Heartland Payment Systems, Inc.	371,592
3,900	IAC/InterActiveCorp	160,875
41,300	iGATE Corp.#	721,924
4,500	Jack Henry & Associates, Inc.	186,660
51,700	LSI Logic Corp.#	363,968
2,700	MAXIMUS, Inc.	185,139
4,200	MICROS Systems, Inc.#	193,326
15,600	Netscout Systems, Inc.#	406,068
5,300	NetSuite, Inc.#	372,219
8,300	NeuStar, Inc.#	374,662
7,700	Nuance Communications, Inc.#	185,185
4,900	OSI Systems, Inc.#	266,854
9,200	Palo Alto Networks, Inc.#	509,312
19,800	Riverbed Technology, Inc.#	384,120
16,500	Sourcefire, Inc.#	702,900
7,700	Ultimate Software Group, Inc.#	781,858

		8,481,410

	Materials (5.1%)
10,300	American Vanguard Corp.	349,170
2,650	International Flavors & Fragrances, Inc.	186,640
7,700	Intrepid Potash, Inc.	179,410
18,800	Packaging Corp. of America	722,484
6,400	Valspar Corp.	424,192

		1,861,896

	TOTAL COMMON STOCKS (Cost $32,150,102)	34,411,453

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (4.6%)
1,660,478	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,660,478)	$1,660,478

TOTAL INVESTMENTS (98.7%) (Cost $33,810,580)		36,071,931

OTHER ASSETS, LESS LIABILITIES (1.3%)		485,408

NET ASSETS (100.0%)		$36,557,339

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $540,440.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (92.8%)
		Consumer Discretionary (8.2%)
56,000	EUR	Adidas, AG	$5,200,594
70,000	GBP	ASOS, PLC#	2,866,974
74,000	JPY	Benesse Holdings, Inc.	3,226,019
118,000	CHF	Compagnie Financière Richemont, SA	9,692,936
11,086,913	HKD	Hengdeli Holdings, Ltd.	3,892,585
45,500	KRW	Hyundai Motor Company	8,568,175
100,000		Michael Kors Holdings, Ltd.#~	5,613,000
73,500	CHF	Swatch Group, AG	40,260,211
2,600,000	HKD	Wynn Macau, Ltd.#	7,294,911

			86,615,405

		Consumer Staples (12.0%)
225,000	EUR	Anheuser-Busch InBev, NV	19,797,446
771,100	BRL	Companhia de Bebidas das Americas	36,321,681
152,000	EUR	Danone, SA	10,533,928
350,000	GBP	Diageo, PLC	10,418,853
182,000	BRL	Natura Cosméticos, SA	4,907,927
168,000	CHF	Nestlé, SA	11,796,538
385,000	GBP	SABMiller, PLC	19,224,018
1,360,000	HKD	Tsingtao Brewery Company, Ltd. - Class H	7,860,795
5,300,000	HKD	Want Want China Holdings, Ltd.	7,021,620

			127,882,806

		Energy (11.4%)
575,000	HKD	China Shenhua Energy Company, Ltd. - Class H	2,472,569
2,400,000	HKD	CNOOC, Ltd.	4,938,922
196,000	CAD	Encana Corp.	3,788,731
286,000	CAD	Ensign Energy Services, Inc.	4,886,144
415,000	GBP	Petrofac, Ltd.	10,765,986
746,000	NOK	Petroleum Geo-Services, ASA	13,234,402
272,000		Schlumberger, Ltd.~	21,229,600
356,000	NOK	StatoilHydro, ASA	9,484,728
819,920	NOK	Subsea 7, SA	19,806,553
118,000	EUR	Technip, SA	12,776,950
465,000	NOK	TGS Nopec Geophysical Company, ASA	17,341,496

			120,726,081

		Financials (3.2%)
2,100,000	GBP	Aberdeen Asset Management, PLC	13,402,688
157,958	GBP	Schroders, PLC	4,854,033
925,000	SGD	Singapore Exchange, Ltd.	5,822,024
380,000	GBP	Standard Chartered, PLC	10,103,654

			34,182,399

		Health Care (14.2%)
360,000		Covidien, PLC	22,442,400
208,000	AUD	CSL, Ltd.	11,906,576
8,872,000	MXN	Genomma Lab Internacional, SAB de CV#	20,263,546
2,625	JPY	M3, Inc.	4,284,666
166,000	CHF	Novartis, AG	11,284,093
279,164	DKK	Novo Nordisk, A/S - Class B	51,391,888
539,984		QIAGEN, NV#~	11,339,664

NUMBER OF SHARES			VALUE

101,200	JPY	Sawai Pharmaceutical Company, Ltd.	$10,381,770
560,000	INR	Sun Pharmaceutical Industries, Ltd.	7,563,887

			150,858,490

		Industrials (4.4%)
586,000	CHF	ABB, Ltd.#	12,561,926
104,000		Eaton Corp.	5,922,800
335,000	GBP	Experian, PLC	5,730,611
160,000	INR	Larsen & Toubro, Ltd.	4,641,043
191,000	EUR	Royal Philips Electronics, NV	5,948,896
112,500	EUR	Siemens, AG	12,325,900

			47,131,176

		Information Technology (29.3%)
1,250,000	HKD	AAC Technologies Holdings, Inc.	4,836,384
652,500		Accenture, PLC - Class A	46,908,225
220,000	GBP	Aveva Group, PLC	7,538,685
174,000		Check Point Software Technologies, Ltd.#~	8,700,000
63,000	CAD	Constellation Software, Inc.	7,894,897
44,000	EUR	Dassault Systemes, SA	4,892,473
270,000	JPY	DeNA Company, Ltd.	8,557,668
438,000	EUR	Dialog Semiconductor, PLC#	7,810,699
1,136,000	INR	HCL Technologies Ltd.	14,714,079
6,200,200	TWD	Hon Hai Precision Industry Company, Ltd.	17,751,274
110,000		Infosys, Ltd.	5,799,200
65,000	JPY	Kakaku.com, Inc.	2,426,261
110,000	TWD	Largan Precision Company, Ltd.	2,878,419
147,000	KRW	LG Display Company, Ltd.#	3,947,457
215,000	TWD	MediaTek, Inc.	2,354,873
8,700,000	TWD	Pegatron Corp.#	11,533,186
13,400	KRW	Samsung Electronics Company, Ltd.	17,827,815
602,000	EUR	SAP, AG	49,368,396
313,000	EUR	Software, AG	12,051,358
13,162,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	45,102,547
811,000	INR	Tata Consultancy Services, Ltd.	20,503,190
375,000	BRL	Totvs, SA	8,167,198

			311,564,284

		Materials (8.5%)
9,500	CHF	Givaudan, SA#	10,549,059
281,000	CAD	Goldcorp, Inc.	9,897,263
211,000	AUD	Newcrest Mining Ltd.	5,168,243
65,000	CAD	Potash Corp. of Saskatchewan, Inc.	2,761,229
51,600	CHF	Syngenta, AG	22,189,953
1,360,500	CAD	Yamana Gold, Inc.	22,233,958
321,600	NOK	Yara International, ASA	17,150,397

			89,950,102

		Telecommunication Services (1.6%)
7,500,000	HKD	China Unicom Hong Kong, Ltd.	12,001,583
34,000	KRW	SK Telecom Company, Ltd.	5,228,304

			17,229,887

		TOTAL COMMON STOCKS (Cost $856,110,582)	986,140,630

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (8.5%)
90,457,214	Fidelity Prime Money Market Fund - Institutional Class (Cost $90,457,214)	$90,457,214

TOTAL INVESTMENTS (101.3%) (Cost $946,567,796)		1,076,597,844

LIABILITIES, LESS OTHER ASSETS (-1.3%)		(13,935,344)

NET ASSETS (100.0%)		$1,062,662,500

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $568,986.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

CURRENCY EXPOSURE JANUARY 31, 2013 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$218,412,103	20.3%
European Monetary Unit	140,706,640	13.0%
Swiss Franc	118,334,716	11.0%
British Pound Sterling	84,905,502	7.9%
New Taiwanese Dollar	79,620,299	7.4%
Norwegian Krone	77,017,576	7.1%
Canadian Dollar	51,462,222	4.8%
Danish Krone	51,391,888	4.8%
Hong Kong Dollar	50,319,369	4.7%
Brazilian Real	49,396,806	4.6%
Indian Rupee	47,422,199	4.4%
South Korean Won	35,571,751	3.3%
Japanese Yen	28,876,384	2.7%
Mexican Peso	20,263,546	1.9%
Australian Dollar	17,074,819	1.6%
Singapore Dollar	5,822,024	0.5%

Total Investments	$1,076,597,844	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (16.6%)
		Energy (5.1%)
		CGGVeritas
6,857,900	EUR	1.750%, 01/01/16	$2,850,600
1,050,600	EUR	1.250%, 01/01/19	475,861
21,800,000	HKD	China Petroleum & Chemical Corp. 0.000%, 04/24/14	3,378,133
		Subsea 7, SA
5,700,000		2.250%, 10/11/13	6,636,602
800,000		1.000%, 10/05/17	823,380
		Technip, SA
2,000,000	EUR	0.250%, 01/01/17	2,881,254
1,140,000	EUR	0.500%, 01/01/16	1,490,355

			18,536,185

		Financials (2.0%)
8,500,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	7,283,359

		Health Care (0.5%)
10,380,000	SEK	Elekta, AB 2.750%, 04/25/17	1,962,615

		Industrials (2.2%)
3,200,000		Larsen & Toubro, Ltd. 3.500%, 10/22/14	3,378,351
4,250,000		Siemens, AG 1.050%, 08/16/17	4,423,890

			7,802,241

		Information Technology (2.2%)
7,000,000		Pegatron Corp. 0.000%, 02/06/17	7,936,573

		Materials (2.8%)
5,900,000		AngloGold Ashanti, Ltd. 3. 500%, 05/22/14	6,057,088
1,680,000		Goldcorp, Inc. 2.000%, 08/01/14	1,811,317
		Newmont Mining Corp.
1,475,000		1.250%, 07/15/14	1,661,484
380,000		1.625%, 07/15/17	464,204

			9,994,093

		Telecommunication Services (1.8%)
6,300,000		Billion Express Investments, Ltd. 0.750%, 10/18/15	6,692,514

		TOTAL CONVERTIBLE BONDS (Cost $61,033,647)	60,207,580

NUMBER OF SHARES			VALUE
COMMON STOCKS (76.4%)
		Consumer Discretionary (5.3%)
55,000	BRL	Abril Educação, SA	1,210,008
2,466,000	INR	DISH TV India, Ltd.#	3,336,855
55,000	BRL	Estacio Participacoes, SA	1,218,018
5,581,687	HKD	Hengdeli Holdings, Ltd.	1,959,715

NUMBER OF SHARES			VALUE

26,700	KRW	Hyundai Motor Company	$5,027,918
6,200	CHF	Swatch Group, AG	3,396,100
1,150,000	HKD	Wynn Macau, Ltd.#	3,226,595

			19,375,209

		Consumer Staples (18.0%)
750,000	HKD	Biostime International Holdings, Ltd.	3,110,849
138,000		Coca-Cola Company~	5,139,120
90,000	INR	Colgate-Palmolive India, Ltd.	2,287,989
382,400	BRL	Companhia de Bebidas das Americas	18,012,464
195,000	GBP	Diageo, PLC	5,804,790
1,270,000	INR	ITC, Ltd.	7,344,867
91,500	BRL	Natura Cosméticos, SA	2,467,447
21,200	INR	Nestlé India, Ltd.	1,892,413
55,000	CHF	Nestlé, SA	3,861,962
112,000	GBP	SABMiller, PLC	5,592,442
1,136,000	HKD	Tsingtao Brewery Company, Ltd. - Class H	6,566,076
2,400,000	HKD	Want Want China Holdings, Ltd.	3,179,601

			65,260,020

		Energy (7.5%)
380,000	HKD	China Shenhua Energy Company, Ltd. - Class H	1,634,045
3,100,000	HKD	CNOOC, Ltd.	6,379,442
80,000		National Oilwell Varco, Inc.	5,931,200
102,000	GBP	Petrofac, Ltd.	2,646,098
113,000	NOK	Petroleum Geo-Services, ASA	2,004,675
35,000	ZAR	Sasol, Ltd.	1,511,466
93,000		Schlumberger, Ltd.	7,258,650

			27,365,576

		Financials (0.5%)
67,500	GBP	Standard Chartered, PLC	1,794,728

		Health Care (10.1%)
3,953,000	MXN	Genomma Lab Internacional, SAB de CV#	9,028,606
322,941	INR	Glenmark Pharmaceuticals, Ltd.	3,051,308
95,100	DKK	Novo Nordisk, A/S - Class B	17,507,159
275,000	BRL	Qualicorp, SA#	2,844,804
320,000	INR	Sun Pharmaceutical Industries, Ltd.	4,322,221

			36,754,098

		Industrials (2.4%)
145,000	CHF	ABB, Ltd.#	3,108,327
334,000	HKD	Hutchison Whampoa, Ltd.	3,733,146
60,000	INR	Larsen & Toubro, Ltd.	1,740,391

			8,581,864

		Information Technology (26.8%)
1,475,000	HKD	AAC Technologies Holdings, Inc.	5,706,934
8,900		Apple, Inc.~	4,052,259
2,100,000	TWD	Chipbond Technology Corp.	4,320,811
598,000	INR	HCL Technologies Ltd.	7,745,616
94,000	TWD	Hermes Microvision, Inc.	1,814,802
2,775,000	TWD	Hon Hai Precision Industry Company, Ltd.	7,944,870
36,000		Infosys, Ltd.	1,897,920
76,000	TWD	Largan Precision Company, Ltd.	1,988,726
77,000	KRW	LG Display Company, Ltd.#	2,067,715

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

147,000	TWD	MediaTek, Inc.	$1,610,076
144,500		QUALCOMM, Inc.	9,541,335
10,100	KRW	Samsung Electronics Company, Ltd.	13,437,383
1,190,000	CLP	Sonda, SA	4,039,890
5,111,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	17,516,212
366,000	INR	Tata Consultancy Services, Ltd.	9,252,981
190,000	BRL	Totvs, SA	4,138,047

			97,075,577

		Materials (4.1%)
180,000	CAD	Argonaut Gold, Inc.#	1,642,270
1,600	CHF	Givaudan, SA#	1,776,684
487,500	CAD	Yamana Gold, Inc.	7,966,964
62,000	NOK	Yara International, ASA	3,306,357

			14,692,275

		Telecommunication Services (1.7%)
2,050,000	HKD	China Unicom Hong Kong, Ltd.	3,280,433
17,700	KRW	SK Telecom Company, Ltd.	2,721,793

			6,002,226

		TOTAL COMMON STOCKS (Cost $239,647,331)	276,901,573

		VALUE

SHORT TERM INVESTMENT (7.2%)
26,061,468	Fidelity Prime Money Market Fund - Institutional Class (Cost $26,061,468)	$26,061,468

TOTAL INVESTMENTS (100.2%) (Cost $326,742,446)		363,170,621

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(617,694)

NET ASSETS (100.0%)		$362,552,927

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $530,943.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

CURRENCY EXPOSURE JANUARY 31, 2013 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$99,767,355	27.5%
Hong Kong Dollar	42,154,969	11.6%
Indian Rupee	40,974,641	11.3%
New Taiwanese Dollar	35,195,497	9.7%
Brazilian Real	29,890,788	8.2%
South Korean Won	23,254,809	6.4%
Danish Krone	17,507,159	4.8%
British Pound Sterling	15,838,058	4.4%
Swiss Franc	12,143,073	3.3%
Canadian Dollar	9,609,234	2.7%
Mexican Peso	9,028,606	2.5%
European Monetary Unit	7,698,070	2.1%
Singapore Dollar	7,283,359	2.0%
Norwegian Krone	5,311,032	1.5%
Chilean Peso	4,039,890	1.1%
Swedish Krona	1,962,615	0.5%
South African Rand	1,511,466	0.4%

Total Investments	$363,170,621	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (96.5%)
		Consumer Discretionary (9.5%)
36,600		Amazon.com, Inc.#	$9,717,300
50,500	CHF	Compagnie Financière Richemont, SA	4,148,248
11,000	KRW	Hyundai Motor Company	2,071,427
61,000		Michael Kors Holdings, Ltd.#	3,423,930
78,000		Starbucks Corp.	4,377,360
20,850	CHF	Swatch Group, AG	11,420,754
75,000		TJX Companies, Inc.	3,388,500
705,000	HKD	Wynn Macau, Ltd.#	1,978,043

			40,525,562

		Consumer Staples (9.4%)
93,500	EUR	Anheuser-Busch InBev, NV	8,226,938
130,000		Coca-Cola Company	4,841,200
325,000	BRL	Companhia de Bebidas das Americas	15,308,710
11,000		Costco Wholesale Corp.	1,125,740
53,500	CHF	Nestlé, SA	3,756,636
138,000	GBP	SABMiller, PLC	6,890,687

			40,149,911

		Energy (8.9%)
53,500		EOG Resources, Inc.	6,686,430
74,100		National Oilwell Varco, Inc.	5,493,774
100,000	GBP	Petrofac, Ltd.	2,594,213
249,000	NOK	Petroleum Geo-Services, ASA	4,417,381
107,800		Schlumberger, Ltd.	8,413,790
111,076	NOK	Subsea 7, SA	2,683,229
29,150	EUR	Technip, SA	3,156,340
124,000	NOK	TGS Nopec Geophysical Company, ASA	4,624,399

			38,069,556

		Financials (4.6%)
120,000		Blackstone Group, LP	2,220,000
40,600		Franklin Resources, Inc.	5,557,328
62,832	GBP	Schroders, PLC	1,930,821
341,000	SGD	Singapore Exchange, Ltd.	2,146,281
119,000	GBP	Standard Chartered, PLC	3,164,039
64,900		T. Rowe Price Group, Inc.	4,637,105

			19,655,574

		Health Care (14.9%)
93,800		Amgen, Inc.	8,016,148
116,200		Covidien, PLC	7,243,908
45,000	AUD	CSL, Ltd.	2,575,942
2,412,000	MXN	Genomma Lab Internacional, SAB de CV#	5,508,980
114,000		Gilead Sciences, Inc.#	4,497,300
11,150		Intuitive Surgical, Inc.#	6,404,337
62,000		Johnson & Johnson	4,583,040
111,900	DKK	Novo Nordisk, A/S - Class B	20,599,906
60,000		Varian Medical Systems, Inc.#	4,239,000

			63,668,561

		Industrials (1.8%)
241,500	CHF	ABB, Ltd.#	5,176,971
42,000		Eaton Corp.	2,391,900
			7,568,871

NUMBER OF SHARES			VALUE

		Information Technology (40.4%)
243,900		Accenture, PLC - Class A	$17,533,971
38,075		Apple, Inc.~	17,335,928
86,000	GBP	Aveva Group, PLC	2,946,940
58,000		Cognizant Technology Solutions Corp. - Class A#	4,534,440
50,000	JPY	DeNA Company, Ltd.	1,584,753
55,000	EUR	Dialog Semiconductor, PLC#	980,796
195,000		eBay, Inc.#	10,906,350
101,000		Facebook, Inc.#	3,127,970
22,725		Google, Inc.#~	17,173,055
1,150,000	TWD	Hon Hai Precision Industry Company, Ltd.	3,292,469
67,000		Infosys, Ltd.	3,532,240
8,300		LinkedIn Corp.#	1,027,457
10,100		MasterCard, Inc. - Class A	5,235,840
149,500		Oracle Corp.	5,308,745
226,200		QUALCOMM, Inc.	14,935,986
45,500		Salesforce.com, Inc.#	7,831,915
5,500	KRW	Samsung Electronics Company, Ltd.	7,317,387
44,000		SanDisk Corp.#	2,199,560
247,700	EUR	SAP, AG	20,313,209
50,000	EUR	Software, AG	1,925,137
75,300		Solarwinds, Inc.#	4,097,826
3,815,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	13,072,954
80,200		VMware, Inc. - Class A#	6,133,696

			172,348,624

		Materials (5.8%)
1,900	CHF	Givaudan, SA#	2,109,812
58,500	CAD	Goldcorp, Inc.	2,060,462
45,000		Mosaic Company	2,756,250
45,800		Newmont Mining Corp.	1,967,568
9,100	CHF	Syngenta, AG	3,913,344
480,100	CAD	Yamana Gold, Inc.	7,846,030
73,800	NOK	Yara International, ASA	3,935,632

			24,589,098

		Telecommunication Services (1.2%)
1,960,000	HKD	China Unicom Hong Kong, Ltd.	3,136,414
14,000	KRW	SK Telecom Company, Ltd.	2,152,831

			5,289,245

		TOTAL COMMON STOCKS (Cost $362,513,526)	411,865,002

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (5.3%)
22,485,938	Fidelity Prime Money Market Fund - Institutional Class (Cost $22,485,938)	$22,485,938

TOTAL INVESTMENTS (101.8%) (Cost $384,999,464)		434,350,940

LIABILITIES, LESS OTHER ASSETS (-1.8%)		(7,485,028)

NET ASSETS (100.0%)		$426,865,912

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $516,272.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

CURRENCY EXPOSURE JANUARY 31, 2013 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$245,382,825	56.5%
European Monetary Unit	34,602,420	8.0%
Swiss Franc	30,525,765	7.0%
Danish Krone	20,599,906	4.7%
British Pound Sterling	17,526,700	4.0%
New Taiwanese Dollar	16,365,423	3.8%
Norwegian Krone	15,660,641	3.6%
Brazilian Real	15,308,710	3.5%
South Korean Won	11,541,645	2.6%
Canadian Dollar	9,906,492	2.3%
Mexican Peso	5,508,980	1.3%
Hong Kong Dollar	5,114,457	1.2%
Australian Dollar	2,575,942	0.6%
Singapore Dollar	2,146,281	0.5%
Japanese Yen	1,584,753	0.4%

Total Investments	$434,350,940	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (31.5%)
		Consumer Discretionary (3.6%)
10,780,000		Jarden Corp.* 1.875%, 09/15/18	$11,866,948
27,000,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	27,340,740
31,980,000		Omnicom Group, Inc. 0.000%, 07/01/38	34,792,321
47,500,000		Priceline.com, Inc.* 1.000%, 03/15/18	52,606,250
11,100,000	EUR	Volkswagen International Finance, NV* 5.500%, 11/09/15	17,417,621

			144,023,880

		Energy (4.7%)
		CGGVeritas*
65,403,700	EUR	1.750%, 01/01/16	27,186,133
17,073,400	EUR	1.250%, 01/01/19	7,733,264
21,650,000		Chesapeake Energy Corp. 2.500%, 05/15/37	21,062,311
23,500,000		Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	29,548,665
22,250,000		Hornbeck Offshore Services, Inc.* 1.500%, 09/01/19	23,198,518
44,000,000		Subsea 7, SA* 1.000%, 10/05/17	45,285,927
		Technip, SA
19,005,900	EUR	0.250%, 01/01/17*	27,380,408
4,298,700	EUR	0.500%, 01/01/16	5,619,815

			187,015,041

		Financials (2.1%)
12,417,000		Amtrust Financial Services, Inc. 5.500%, 12/15/21	17,176,312
20,550,000		Ares Capital Corp. 5.750%, 02/01/16	22,220,407
16,747,000		Leucadia National Corp. 3.750%, 04/15/14	20,262,447
27,500,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)*§ 0.000%, 10/24/14	23,563,810

			83,222,976

		Health Care (3.9%)
25,000,000		Gilead Sciences, Inc. 1.625%, 05/01/16	44,817,625
24,582,000		Hologic, Inc.‡ 2.000%, 12/15/37	30,532,319
23,500,000		Medicines Company* 1.375%, 06/01/17	29,415,655
3,725,000		Pacira Pharmaceuticals, Inc.* 3.250%, 02/01/19	4,091,559
23,500,000		Salix Pharmaceuticals, Ltd.* 1.500%, 03/15/19	24,633,052
4,040,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	4,167,139
20,000,000		Volcano Corp. 1.750%, 12/01/17	20,893,900

			158,551,249

PRINCIPAL AMOUNT		VALUE

	Industrials (2.6%)
33,000,000	AGCO Corp.~ 1.250%, 12/15/36	$44,077,935
58,000,000	Siemens, AG 1.050%, 08/16/17	60,373,087

		104,451,022

	Information Technology (10.8%)
29,854,000	Electronic Arts, Inc. 0.750%, 07/15/16	28,258,155
98,780,000	EMC Corp. 1.750%, 12/01/13	153,004,293
	Lam Research Corp.
31,000,000	0.500%, 05/15/16	31,144,305
26,933,000	1.250%, 05/15/18	28,029,173
22,000,000	Linear Technology Corp. 3.000%, 05/01/27	23,348,490
	Nuance Communications, Inc.
28,759,000	2.750%, 11/01/31	32,261,271
24,000,000	2.750%, 08/15/27	32,906,160
58,000,000	SanDisk Corp. 1.500%, 08/15/17	72,228,270
20,500,000	Symantec Corp. 1.000%, 06/15/13	23,824,895
	Take-Two Interactive Software, Inc.
4,245,000	1.750%, 12/01/16	4,204,566
3,705,000	4.375%, 06/01/14	4,783,507

		433,993,085

	Materials (3.8%)
50,200,000	Goldcorp, Inc. 2.000%, 08/01/14	54,123,883
	Newmont Mining Corp.
33,689,000	1.250%, 07/15/14	37,948,300
3,709,000	1.625%, 07/15/17	4,530,877
21,500,000	Royal Gold, Inc. 2.875%, 06/15/19	23,540,350
20,000,000	Silver Standard Resources, Inc.* 2.875%, 02/01/33	19,061,800
13,267,000	Steel Dynamics, Inc. 5.125%, 06/15/14	14,926,039

		154,131,249

	TOTAL CONVERTIBLE BONDS (Cost $1,171,929,648)	1,265,388,502

SYNTHETIC CONVERTIBLE SECURITIES (9.2%)
Corporate Bonds (5.1%)
	Consumer Discretionary (2.2%)
22,600,000	DISH Network Corp. 5.875%, 07/15/22	24,295,000
23,500,000	Expedia, Inc. 5.950%, 08/15/20	25,959,393
11,000,000	Hanesbrands, Inc. 6.375%, 12/15/20	12,031,250
23,000,000	Limited Brands, Inc. 5.625%, 02/15/22	24,911,875
3,040,000	PVH Corp. 4.500%, 12/15/22	3,047,600

		90,245,118

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Energy (1.4%)
25,000,000		Continental Resources, Inc. 5.000%, 09/15/22	$26,750,000
		Oil States International, Inc.
18,369,000		6.500%, 06/01/19	19,643,349
9,140,000		5.125%, 01/15/23*	9,345,650

			55,738,999

		Financials (0.3%)
12,000,000		Neuberger Berman Group LLC* 5.875%, 03/15/22	12,900,000

		Health Care (0.3%)
10,750,000		Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19	11,663,750

		Industrials (0.3%)
9,941,000		Actuant Corp. 5.625%, 06/15/22	10,301,361

		Information Technology (0.6%)
11,925,000		Anixter, Inc. 5.625%, 05/01/19	12,700,125
11,415,000		Brocade Communications Systems, Inc.* 4.625%, 01/15/23	11,350,791

			24,050,916

		TOTAL CORPORATE BONDS	204,900,144

Sovereign Bonds (3.8%)
9,700,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	50,226,696
13,000,000	CAD	Government of Canada 2.000%, 06/01/16	13,304,276
25,500,000	NZD	Government of New Zealand 6.000%, 04/15/15	22,930,956
		Kingdom of Norway
240,000,000	NOK	4.250%, 05/19/17	48,025,481
100,000,000	NOK	5.000%, 05/15/15	19,635,908

		TOTAL SOVEREIGN BONDS	154,123,317

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.3%) #
		Consumer Discretionary (0.1%)
6,500		Gap, Inc. Call, 01/17/15, Strike $35.00	2,827,500

		Information Technology (0.2%)
565		Google, Inc. Call, 01/17/15, Strike $750.00	6,195,225
1,575		Salesforce.com, Inc. Call, 01/18/14, Strike $170.00	3,819,375

			10,014,600

		TOTAL PURCHASED OPTIONS	12,842,100

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $357,863,800)	371,865,561

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.1%)
		Energy (2.7%)
963,585		Apache Corp. 6.000%	$45,606,478
60,131		Chesapeake Energy Corp.* 5.750%	61,361,394

			106,967,872

		Financials (3.1%)
690,000		Affiliated Managers Group, Inc. 5.150%	35,233,125
155,000		Fifth Third Bancorp 8.500%	22,509,100
298,068		MetLife, Inc. 5.000%	14,542,738
41,000		Wells Fargo & Company 7.500%	52,926,900

			125,211,863

		Industrials (1.3%)
900,000		United Technologies Corp. 7.500%	51,246,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $251,486,279)	283,425,735

COMMON STOCKS (50.2%)
		Consumer Discretionary (2.0%)
310,000		Amazon.com, Inc.~#	82,305,000

		Consumer Staples (4.3%)
2,850,000		Coca-Cola Company~	106,134,000
650,000		Companhia de Bebidas das Americas	30,589,000
335,000		Costco Wholesale Corp.	34,283,900

			171,006,900

		Energy (4.1%)
175,000		EOG Resources, Inc.	21,871,500
750,000		National Oilwell Varco, Inc.	55,605,000
480,000		Occidental Petroleum Corp.	42,369,600
590,000		Schlumberger, Ltd.	46,049,500

			165,895,600

		Financials (5.1%)
375,000		Franklin Resources, Inc.	51,330,000
1,000,000		JPMorgan Chase & Company	47,050,000
1,130,000		T. Rowe Price Group, Inc.	80,738,500
850,000		Wells Fargo & Company	29,605,500

			208,724,000

		Health Care (5.1%)
925,000		Johnson & Johnson	68,376,000
1,600,000		Merck & Company, Inc.	69,200,000
360,000	DKK	Novo Nordisk, A/S - Class B	66,273,157

			203,849,157

		Industrials (3.7%)
385,000		Caterpillar, Inc.	37,880,150
765,000		Dover Corp.	52,922,700
1,000,000		Eaton Corp.	56,950,000

			147,752,850

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Information Technology (23.5%)
1,100,000		Accenture, PLC - Class A	$79,079,000
225,000		Apple, Inc.	102,444,750
3,000,000		Cisco Systems, Inc.~	61,710,000
320,000		Cognizant Technology Solutions Corp. - Class A#	25,017,600
1,500,000		eBay, Inc.#	83,895,000
75,000		MasterCard, Inc. - Class A	38,880,000
2,880,325		Microsoft Corp.	79,122,528
4,500,000		Oracle Corp.	159,795,000
1,910,000		QUALCOMM, Inc.	126,117,300
35,000	KRW	Samsung Electronics Company, Ltd.	46,565,189
500,000		SAP, AG	41,010,000
1,250,000		Symantec Corp.#	27,212,500
1,100,000		Teradata Corp.#	73,326,000

			944,174,867

		Materials (2.4%)
630,000		Mosaic Company	38,587,500
3,600,000		Yamana Gold, Inc.	58,860,000

			97,447,500

		TOTAL COMMON STOCKS (Cost $1,551,676,090)	2,021,155,874

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.1%) #
		Information Technology (0.1%)
30,500		EMC Corp. Put, 04/20/13, Strike $25.00 (Cost $4,382,846)	3,599,000

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (3.5%)
142,384,364		Fidelity Prime Money Market Fund - Institutional Class (Cost $142,384,364)	142,384,364

TOTAL INVESTMENTS (101.6%) (Cost $3,479,723,027)			4,087,819,036

LIABILITIES, LESS OTHER ASSETS (-1.6%)			(64,636,722)

NET ASSETS (100.0%)			$4,023,182,314

NUMBER OF CONTRACTS			VALUE
WRITTEN OPTIONS (-0.1%) #
		Information Technology (-0.1%)
12,500		Symantec Corp. Call, 04/20/13, Strike $20.00 (Premium $1,254,227)	(2,743,750)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Brazilian Real	04/18/13	113,357,000	$56,423,273	$(1,331,693)
Northern Trust Company	British Pound Sterling	04/18/13	9,509,000	$15,075,376	$263,811
Northern Trust Company	Canadian Dollar	04/18/13	58,131,000	58,186,044	781,110
Goldman Sachs Capital Markets LP	Danish Krone	04/18/13	329,840,000	60,070,127	(976,892)
Citibank N.A.	European Monetary Unit	04/18/13	12,681,000	17,225,034	(282,051)
Goldman Sachs Capital Markets LP	European Monetary Unit	04/18/13	9,260,000	12,578,173	(88,443)
Northern Trust Company	European Monetary Unit	04/18/13	93,884,000	127,525,832	(2,081,880)
UBS AG	New Zealand Dollar	04/18/13	50,344,000	42,045,189	(150,574)
Northern Trust Company	Norwegian Krone	04/18/13	501,354,000	91,503,245	(1,092,791)
Citibank N.A.	South Korean Won	04/18/13	45,695,923,000	41,790,114	1,348,099

					$(3,611,304)

COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Barclays Bank PLC	New Zealand Dollar	04/18/13	24,319,000	$20,310,205	$43,699

					$43,699

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2013, the value of 144A securities that could not be exchanged to the registered form is $256,552,797 or 6.4% of net assets.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2013.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $30,996,789.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	European Monetary Unit
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (29.4%)
		Consumer Discretionary (2.9%)
11,100,000		Omnicom Group, Inc. 0.000%, 07/01/38	$12,076,134
13,300,000		Priceline.com, Inc.* 1.000%, 03/15/18	14,729,750
3,200,000	EUR	Volkswagen International Finance, NV* 5.500%, 11/09/15	5,021,296

			31,827,180

		Consumer Staples (2.1%)
710,000,000	JPY	Asahi Group Holdings, Ltd. 0.000%, 05/26/28	8,331,674
1,090,000,000	JPY	Unicharm Corp. 0.000%, 09/24/15	15,070,491

			23,402,165

		Energy (4.4%)
26,350,100	EUR	CGGVeritas 1.750%, 01/01/16	10,952,856
21,000,000		Subsea 7, SA 1.000%, 10/05/17	21,613,738
		Technip, SA
7,041,200	EUR	0.250%, 01/01/17	10,143,741
4,550,000	EUR	0.500%, 01/01/16	5,948,347

			48,658,682

		Financials (4.5%)
13,400,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	15,906,738
3,730,000		Leucadia National Corp. 3.750%, 04/15/14	4,512,983
34,000,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	29,133,438

			49,553,159

		Health Care (4.6%)
52,000,000	SEK	Elekta, AB 2.750%, 04/25/17	9,831,982
7,000,000		QIAGEN, NV 3.250%, 05/16/26	8,825,390
1,270,000,000	JPY	Sawai Pharmaceutical Company, Ltd. 0.000%, 09/17/15	15,813,643
6,800,000		Shire, PLC 2.750%, 05/09/14	7,838,923
4,800,000	EUR	UCB, SA 4.500%, 10/22/15	8,143,785

			50,453,723

		Industrials (1.7%)
17,750,000		Siemens, AG 1.050%, 08/16/17	18,476,247

		Information Technology (4.5%)
3,600,000		Dialog Semiconductor, PLC 1.000%, 04/12/17	3,723,109
6,300,000		Hon Hai Precision Industry Company, Ltd. 0.000%, 10/12/13	6,407,326

PRINCIPAL AMOUNT			VALUE

10,500,000		Nuance Communications, Inc. 2.750%, 11/01/31	$11,778,690
7,000,000		Pegatron Corp. 0.000%, 02/06/17	7,936,573
6,650,000		SanDisk Corp. 1.500%, 08/15/17	8,281,345
7,650,000		Symantec Corp. 1.000%, 06/15/13	8,890,754
2,000,000		Tpk Holding Company, Ltd. 0.000%, 10/01/17	2,412,501

			49,430,298

		Materials (1.8%)
18,500,000		Goldcorp, Inc. 2.000%, 08/01/14	19,946,053

		Telecommunication Services (2.9%)
16,000,000		Billion Express Investments, Ltd. 0.750%, 10/18/15	16,996,861
1,110,000,000	JPY	KDDI Corp. 0.000%, 12/14/15	14,780,148

			31,777,009

		TOTAL CONVERTIBLE BONDS (Cost $319,721,788)	323,524,516

SYNTHETIC CONVERTIBLE SECURITIES (14.9%)
Corporate Bonds (4.3%)
		Consumer Discretionary (1.2%)
25,000,000	CNY	BSH Bosch und Siemens Hausgerate, GmbH 2.375%, 09/29/14	4,020,551
4,400,000		Expedia, Inc. 5.950%, 08/15/20	4,860,482
4,400,000		Limited Brands, Inc. 5.625%, 02/15/22	4,765,750

			13,646,783

		Consumer Staples (0.4%)
27,000,000	CNY	Tesco, PLC 1.750%, 09/01/14	4,279,588

		Energy (0.8%)
4,500,000		Continental Resources, Inc. 5.000%, 09/15/22	4,815,000
4,100,000		Oil States International, Inc. 6.500%, 06/01/19	4,384,437

			9,199,437

		Industrials (1.5%)
100,000,000	CNY	Caterpillar, Inc. 1.350%, 07/12/13	16,023,348

		Telecommunication Services (0.4%)
28,000,000	CNY	América Móvil, SAB de CV 3.500%, 02/08/15	4,558,555

		TOTAL CORPORATE BONDS	47,707,711

Sovereign Bonds (10.1%)
		Government of Canada
14,500,000	CAD	2.000%, 12/01/14	14,757,392

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

14,100,000	CAD	2.000%, 06/01/16	$14,430,022
		Government of New Zealand
10,000,000	NZD	6.000%, 04/15/15	8,992,532
7,800,000	NZD	6.500%, 04/15/13	6,595,213
		Government of Singapore
17,628,000	SGD	2.375%, 04/01/17	15,416,328
7,800,000	SGD	1.375%, 10/01/14	6,416,621
4,404,000	SGD	1.125%, 04/01/16	3,649,433
104,000,000	NOK	Kingdom of Norway 4.250%, 05/19/17	20,811,042
123,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	20,518,540

		TOTAL SOVEREIGN BONDS	111,587,123

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.5%) #
		Health Care (0.2%)
3,660		Gilead Sciences, Inc. Call, 01/18/14, Strike $35.00	2,479,650

		Information Technology (0.3%)
160		Google, Inc. Call, 01/17/15, Strike $750.00	1,754,400
500		Salesforce.com, Inc. Call, 01/18/14, Strike $170.00	1,212,500

			2,966,900

		TOTAL PURCHASED OPTIONS	5,446,550

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $153,914,613)	164,741,384

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (3.8%)
		Energy (2.4%)
25,672		Chesapeake Energy Corp.*
		5.750%	26,250,652

		Financials (0.5%)
40,000		Fifth Third Bancorp 8.500%	5,808,800

		Utilities (0.9%)
185,000		NextEra Energy, Inc. 5.599%	9,638,500

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $39,627,524)	41,697,952

COMMON STOCKS (50.8%)
		Consumer Discretionary (3.8%)
77,000	CHF	Swatch Group, AG	42,177,364

		Consumer Staples (6.9%)
700,000		Coca-Cola Company~	26,068,000
620,000	GBP	Diageo, PLC	18,456,254
213,000	CHF	Nestlé, SA	14,956,325

NUMBER OF SHARES			VALUE

329,000	GBP	SABMiller, PLC	$16,427,797

			75,908,376

		Energy (3.8%)
23,000		EOG Resources, Inc.	2,874,540
262,000		Murphy Oil Corp.	15,594,240
474,932	NOK	Petroleum Geo-Services, ASA	8,425,524
190,000		Schlumberger, Ltd.	14,829,500

			41,723,804

		Financials (3.5%)
129,000		Franklin Resources, Inc.	17,657,520
188,000		JPMorgan Chase & Company	8,845,400
162,000		T. Rowe Price Group, Inc.~	11,574,900

			38,077,820

		Health Care (10.7%)
210,000		Amgen, Inc.	17,946,600
244,000		Covidien, PLC	15,210,960
230,000		Johnson & Johnson	17,001,600
215,000	CHF	Novartis, AG	14,614,940
287,350	DKK	Novo Nordisk, A/S - Class B	52,898,866

			117,672,966

		Industrials (1.5%)
650,000	CHF	ABB, Ltd.#	13,933,877
50,000		Eaton Corp.	2,847,500

			16,781,377

		Information Technology (17.9%)
261,000		Accenture, PLC - Class A	18,763,290
835,000		Cisco Systems, Inc.	17,175,950
478,000		eBay, Inc.~#	26,734,540
5,975,000	TWD	Hon Hai Precision Industry Company, Ltd.	17,106,523
55,000		Infosys, Ltd.	2,899,600
470,500		QUALCOMM, Inc.	31,067,115
6,000	KRW	Samsung Electronics Company, Ltd.	7,982,604
645,500	EUR	SAP, AG	52,935,714
6,400,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	21,931,036

			196,596,372

		Materials (2.2%)
1,485,000	CAD	Yamana Gold, Inc.	24,268,598

		Telecommunication Services (0.5%)
3,500,000	HKD	China Unicom Hong Kong, Ltd.	5,600,739

		TOTAL COMMON STOCKS (Cost $453,693,731)	558,807,416

SHORT TERM INVESTMENT (0.0%)
774		Fidelity Prime Money Market Fund - Institutional Class (Cost $774)	774

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

VALUE

TOTAL INVESTMENTS (98.9%) (Cost $966,958,430)	$1,088,772,042

OTHER ASSETS, LESS LIABILITIES (1.1%)	12,646,436

NET ASSETS (100.0%)	$1,101,418,478

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2013, the value of 144A securities that could not be exchanged to the registered form is $46,001,698 or 4.2% of net assets.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $3,834,423.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

CURRENCY EXPOSURE JANUARY 31, 2013 (UNAUDITED)

	Value	% of Total Investments
US Dollar	$503,415,315	46.2%
European Monetary Unit	93,145,739	8.6%
Swiss Franc	85,682,506	7.9%
Singapore Dollar	54,615,820	5.0%
Japanese Yen	53,995,956	5.0%
Canadian Dollar	53,456,012	4.9%
Danish Krone	52,898,866	4.9%
New Taiwanese Dollar	39,037,559	3.6%
British Pound Sterling	34,884,051	3.2%
Swedish Krona	30,350,522	2.8%
Norwegian Krone	29,236,566	2.7%
Chinese Yuan Renminbi	28,882,042	2.6%
New Zealand Dollar	15,587,745	1.4%
South Korean Won	7,982,604	0.7%
Hong Kong Dollar	5,600,739	0.5%

Total Investments	$1,088,772,042	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (57.5%)
		Consumer Discretionary (9.1%)
8,384,000		Jarden Corp.* 1.875%, 09/15/18	$9,229,359
6,500,000		KB Home 1.375%, 02/01/19	6,638,125
11,074,884		Liberty Media Corp. (Time Warner, Inc.)§ 3.153%, 03/30/23	16,213,465
12,000,000		MGM Resorts International 4.250%, 04/15/15	13,082,640
19,400,000		Omnicom Group, Inc. 0.000%, 07/01/38	21,106,036
20,500,000		Priceline.com, Inc.* 1.000%, 03/15/18	22,703,750
12,500,000		Standard Pacific Corp. 1.250%, 08/01/32	15,712,250
7,300,000	EUR	Volkswagen International Finance, NV* 5.500%, 11/09/15	11,454,832

			116,140,457

		Consumer Staples (1.2%)
1,150,000,000	JPY	Unicharm Corp. 0.000%, 09/24/15	15,900,059

		Energy (5.1%)
		CGGVeritas
24,526,400	EUR	1.750%, 01/01/16	10,194,805
6,409,100	EUR	1.250%, 01/01/19	2,902,952
13,400,000		Hornbeck Offshore Services, Inc.‡ 1.625%, 11/15/26	13,618,755
7,250,000		SEACOR Holdings, Inc.* 2.500%, 12/15/27	7,722,809
16,000,000		Subsea 7, SA 1.000%, 10/05/17	16,467,610
10,391,900	EUR	Technip, SA 0.250%, 01/01/17	14,970,849

			65,877,780

		Financials (5.1%)
3,168,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	3,760,638
16,000,000		Ares Capital Corp.* 4.750%, 01/15/18	16,455,120
10,150,000		Fidelity National Financial, Inc. 4.250%, 08/15/18	13,493,664
14,250,000		Leucadia National Corp. 3.750%, 04/15/14	17,241,289
16,000,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	13,709,853

			64,660,564

		Health Care (11.8%)
29,600,000		Gilead Sciences, Inc. 1.625%, 05/01/16	53,064,068
3,738,000		Hologic, Inc.‡ 2.000%, 12/15/37	4,642,820
10,000,000		Medicines Company* 1.375%, 06/01/17	12,517,300
4,000,000		OPKO Health, Inc.* 3.000%, 02/01/33	4,040,000

PRINCIPAL AMOUNT		VALUE

6,900,000	Pacira Pharmaceuticals, Inc.* 3.250%, 02/01/19	$7,578,995
12,500,000	Salix Pharmaceuticals, Ltd.* 1.500%, 03/15/19	13,102,688
9,625,000	Teleflex, Inc. 3.875%, 08/01/17	12,784,021
884,000	Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	911,819
4,000,000	Theravance, Inc. 2.125%, 01/15/23	4,147,500
14,500,000	Volcano Corp. 1.750%, 12/01/17	15,148,077
12,468,000	WellPoint, Inc.* 2.750%, 10/15/42	13,696,784
9,000,000	Wright Medical Group, Inc.* 2.000%, 08/15/17	9,695,115

		151,329,187

	Industrials (5.2%)
11,000,000	General Cable Corp.‡ 4.500%, 11/15/29	12,946,505
22,000,000	Siemens, AG 1.050%, 08/16/17	22,900,137
25,620,000	Trinity Industries, Inc. 3.875%, 06/01/36	30,351,501

		66,198,143

	Information Technology (15.0%)
18,000,000	Arris Group, Inc. 2.000%, 11/15/26	19,932,030
17,600,000	EMC Corp. 1.750%, 12/01/13	27,261,344
27,500,000	Intel Corp. 2.950%, 12/15/35	28,897,413
14,500,000	Ixia 3.000%, 12/15/15	17,868,713
26,300,000	Nuance Communications, Inc. 2.750%, 11/01/31	29,502,814
33,000,000	SanDisk Corp. 1.500%, 08/15/17	41,095,395
19,097,000	Symantec Corp. 1.000%, 06/15/13	22,194,342
	Take-Two Interactive Software, Inc.
2,800,000	1.750%, 12/01/16	2,773,330
2,405,000	4.375%, 06/01/14	3,105,083

		192,630,464

	Materials (2.6%)
18,750,000	Newmont Mining Corp. 1.250%, 07/15/14	21,120,563
6,500,000	Silver Standard Resources, Inc.* 2.875%, 02/01/33	6,195,085
4,929,000	Steel Dynamics, Inc. 5.125%, 06/15/14	5,545,371

		32,861,019

	Telecommunication Services (2.4%)
16,500,000	Billion Express Investments, Ltd. 0.750%, 10/18/15	17,528,013

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,000,000,000	JPY	KDDI Corp. 0.000%, 12/14/15	$13,315,449

			30,843,462

		TOTAL CONVERTIBLE BONDS (Cost $688,351,717)	736,441,135

SYNTHETIC CONVERTIBLE SECURITIES (11.9%)
Corporate Bonds (4.7%)
		Consumer Discretionary (0.9%)
10,000,000		DISH Network Corp. 5.875%, 07/15/22	10,750,000
1,450,000		PVH Corp. 4.500%, 12/15/22	1,453,625

			12,203,625

		Energy (0.9%)
		Oil States International, Inc.
7,301,000		6.500%, 06/01/19	7,807,507
3,070,000		5.125%, 01/15/23*	3,139,075

			10,946,582

		Industrials (1.3%)
6,100,000		AGCO Corp. 5.875%, 12/01/21	6,633,750
3,500,000		Clean Harbors, Inc.* 5.125%, 06/01/21	3,626,875
6,000,000		Deluxe Corp.* 6.000%, 11/15/20	6,093,750

			16,354,375

		Information Technology (1.6%)
10,000,000		Anixter, Inc. 5.625%, 05/01/19	10,650,000
6,600,000		Brocade Communications Systems, Inc.* 4.625%, 01/15/23	6,562,875
3,500,000		IAC/InterActiveCorp* 4.750%, 12/15/22	3,506,562

			20,719,437

		TOTAL CORPORATE BONDS	60,224,019

Sovereign Bonds (5.5%)
22,000,000	NZD	Government of New Zealand 6.000%, 04/15/15	19,783,570
13,000,000	SGD	Government of Singapore 1.375%, 10/01/14	10,694,369
130,000,000	NOK	Kingdom of Norway 4.250%, 05/19/17	26,013,802
81,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	13,512,209

		TOTAL SOVEREIGN BONDS	70,003,950

NUMBER OF CONTRACTS			VALUE
Purchased Options (1.7%) #
		Consumer Discretionary (0.2%)
3,400		Starbucks Corp. Call, 01/18/14, Strike $52.50	2,448,000

NUMBER OF CONTRACTS			VALUE

		Consumer Staples (0.3%)
2,600		Costco Wholesale Corp. Call, 01/18/14, Strike $88.00	$4,264,000

		Energy (0.2%)
1,300		EOG Resources, Inc. Call, 01/18/14, Strike $115.00	2,528,500

		Health Care (0.3%)
860		Regeneron Pharmaceuticals, Inc. Call, 01/18/14, Strike $160.00	3,255,100

		Information Technology (0.7%)
2,200		Accenture, PLC Call, 01/18/14, Strike $65.00	2,068,000
1,700		Cognizant Technology Solutions Corp. Call, 01/18/14, Strike $65.00	2,830,500
540		Salesforce.com, Inc. Call, 01/18/14, Strike $170.00	1,309,500
3,500	EUR	SAP, AG Call, 12/20/13, Strike $56.00	3,184,043

			9,392,043

		TOTAL PURCHASED OPTIONS	21,887,643

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $136,828,368)	152,115,612

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (15.6%)
		Consumer Discretionary (2.0%)
590,000		General Motors Company 4.750%	25,558,800

		Energy (3.3%)
325,000		Apache Corp. 6.000%	15,382,250
25,800		Chesapeake Energy Corp.* 5.750%	26,345,200

			41,727,450

		Financials (6.8%)
		Affiliated Managers Group, Inc.
425,000		5.150%	21,701,562
232,551		5.100%	13,182,735
110,000		Fifth Third Bancorp 8.500%	15,974,200
280,000		MetLife, Inc. 5.000%	13,661,200
17,000		Wells Fargo & Company 7.500%	21,945,300

			86,464,997

		Industrials (2.1%)
480,000		United Technologies Corp. 7.500%	27,331,200

		Utilities (1.4%)
355,000		NextEra Energy, Inc. 5.599%	18,495,500

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $186,120,167)	199,577,947

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (13.7%)
		Consumer Discretionary (2.9%)
23,000		Priceline.com, Inc.#	$15,765,810
38,950	CHF	Swatch Group, AG	21,335,173

			37,100,983

		Financials (3.5%)
100,000		Franklin Resources, Inc.	13,688,000
375,000		JPMorgan Chase & Company	17,643,750
190,000		T. Rowe Price Group, Inc.	13,575,500

			44,907,250

		Health Care (2.1%)
485,000		Mylan, Inc.#	13,710,950
75,000		Novo Nordisk, A/S	13,826,250

			27,537,200

		Industrials (0.8%)
170,000		Eaton Corp.	9,681,500

		Information Technology (4.4%)
385,000		Oracle Corp.	13,671,350
200,000		QUALCOMM, Inc.	13,206,000
12,000	KRW	Samsung Electronics Company, Ltd.	15,965,208
170,000		SAP, AG	13,943,400

			56,785,958

		TOTAL COMMON STOCKS (Cost $145,722,924)	176,012,891

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.0%) #
		Health Care (0.0%)
12,000		Gilead Sciences, Inc. Put, 02/16/13, Strike $31.25 (Cost $1,458,198)	30,000

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (2.0%)
26,166,606		Fidelity Prime Money Market Fund - Institutional Class (Cost $26,166,606)	26,166,606

TOTAL INVESTMENTS (100.7%) (Cost $1,184,647,980)			$1,290,344,191

LIABILITIES, LESS OTHER ASSETS (-0.7%)			(8,945,389)

NET ASSETS (100.0%)			$1,281,398,802

NUMBER OF CONTRACTS		VALUE

WRITTEN OPTIONS (0.0%) #
	Health Care (0.0%)
12,000	Gilead Sciences, Inc. Put, 02/16/13, Strike $27.50 (Premium $548,309)	(96,000)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	British Pound Sterling	04/18/13	5,566,000	$8,824,224	$154,419
Goldman Sachs Capital Markets LP	Danish Krone	04/18/13	128,533,000	23,408,300	(380,678)
Northern Trust Company	European Monetary Unit	04/18/13	46,852,000	63,640,666	(1,038,944)
Northern Trust Company	Hong Kong Dollar	04/18/13	89,342,000	11,523,091	6,605
Citibank N.A.	Japanese Yen	04/18/13	1,031,059,000	11,280,944	97,074
Goldman Sachs Capital Markets LP	Japanese Yen	04/18/13	88,208,000	965,095	29,505
Northern Trust Company	Japanese Yen	04/18/13	1,337,440,000	14,633,097	372,839
UBS AG	New Zealand Dollar	04/18/13	22,620,000	18,891,272	(67,654)
Northern Trust Company	Norwegian Krone	04/18/13	190,130,000	34,701,053	(414,422)
Northern Trust Company	Singapore Dollar	04/18/13	12,593,000	10,174,435	105,901
Citibank N.A.	South Korean Won	04/18/13	15,667,174,000	14,328,040	462,205
Citibank N.A.	Swedish Krona	04/18/13	82,510,000	12,957,449	(229,677)
Goldman Sachs Capital Markets LP	Swiss Franc	04/18/13	18,480,000	20,323,074	(33,620)

					$(936,447)

COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	Danish Krone	04/18/13	58,630,000	$10,677,636	$214,342

					$214,342

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2013, the value of 144A securities that could not be exchanged to the registered form is $160,737,037 or 12.5% of net assets.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2013.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (73.5%)
		Consumer Discretionary (12.0%)
2,000,000		Amazon.com, Inc. 1.200%, 11/29/17	$1,978,900
4,000,000	CNY	BSH Bosch und Siemens Hausgerate, GmbH 2.375%, 09/29/14	643,288
1,000,000		Carnival Corp. 1.875%, 12/15/17	998,250
1,000,000		DIRECTV Financing Company, Inc. 4.750%, 10/01/14	1,062,355
1,000,000		DIRECTV Holdings, LLC 3.550%, 03/15/15	1,050,090
2,000,000		DISH Network Corp. 4.625%, 07/15/17	2,096,250
2,000,000		Harley-Davidson Financial Services, Inc.* 1.150%, 09/15/15	2,003,350
1,500,000		Hasbro, Inc. 6.125%, 05/15/14	1,598,865
		Interpublic Group of Companies, Inc.
1,000,000		2.250%, 11/15/17	989,650
500,000		4.000%, 03/15/22	504,503
1,500,000		Kohl’s Corp. 3.250%, 02/01/23	1,409,310
2,000,000		Lennar Corp. 4.125%, 12/01/18	1,992,500
2,000,000		Macy’s Retail Holdings, Inc. 3.875%, 01/15/22	2,079,890
2,000,000		Mattel, Inc. 2.500%, 11/01/16	2,083,940
1,000,000		PVH Corp. 4.500%, 12/15/22	1,002,500
500,000		Time Warner, Inc. 3.150%, 07/15/15	528,445
		Turlock Corp.*
2,000,000		2.750%, 11/02/22	1,945,560
2,000,000		1.500%, 11/02/17	1,988,410
1,000,000		Walt Disney Company 0.875%, 12/01/14	1,008,775

			26,964,831

		Consumer Staples (3.9%)
338,000		Altria Group, Inc. 9.250%, 08/06/19	468,050
1,000,000		Anheuser-Busch InBev, NV 0.800%, 07/15/15	1,002,765
1,000,000		ConAgra Foods, Inc. 1.350%, 09/10/15	1,007,920
2,000,000		Diageo, PLC 1.500%, 05/11/17	2,017,640
1,000,000		Kellogg Company 4.450%, 05/30/16	1,106,440
1,000,000		Philip Morris International, Inc. 6.875%, 03/17/14	1,071,730
		Reynolds American, Inc.
1,000,000		3.250%, 11/01/22	989,525
1,000,000		1.050%, 10/30/15	1,000,085

			8,664,155

PRINCIPAL AMOUNT		VALUE

	Energy (6.1%)
1,000,000	Chesapeake Energy Corp. 6.500%, 08/15/17	$1,102,500
1,000,000	Continental Resources, Inc. 5.000%, 09/15/22	1,070,000
2,000,000	FMC Technologies, Inc. 2.000%, 10/01/17	2,008,940
814,000	Frontier Oil Corp. 6.875%, 11/15/18	879,629
1,000,000	Hess Corp. 8.125%, 02/15/19	1,284,820
1,000,000	Noble Holding International, Ltd. 3.450%, 08/01/15	1,054,305
1,000,000	Rowan Companies, Inc. 7.875%, 08/01/19	1,257,185
2,000,000	Schlumberger Investment, SA* 1.950%, 09/14/16	2,056,600
1,000,000	SESI, LLC 6.375%, 05/01/19	1,078,750
500,000	Tennessee Gas Pipeline Company 8.000%, 02/01/16	593,662
1,200,000	Tesoro Corp. 4.250%, 10/01/17	1,249,500

		13,635,891

	Financials (6.0%)
1,000,000	AON Corp. 5.000%, 09/30/20	1,134,895
1,500,000	Berkshire Hathaway Finance Corp. 5.000%, 08/15/13	1,536,915
1,000,000	BlackRock, Inc. 3.500%, 12/10/14	1,054,860
500,000	CC Holdings GS V, LLC* 2.381%, 12/15/17	501,250
250,000	CME Group Index Services, LLC* 4.400%, 03/15/18	282,319
1,000,000	CME Group, Inc. 5.750%, 02/15/14	1,052,405
1,000,000	Franklin Resources, Inc. 3.125%, 05/20/15	1,050,365
	JPMorgan Chase & Company
1,500,000	1.102%, 01/24/14‡	1,510,620
1,000,000	2.000%, 08/15/17	1,010,720
1,000,000	PACCAR Financial Corp. 1.600%, 03/15/17	1,011,750
1,000,000	Prudential Financial, Inc. 4.750%, 09/17/15	1,092,300
2,000,000	Xstrata Canada Financial Corp.* 3.600%, 01/15/17	2,106,950

		13,345,349

	Health Care (12.4%)
	AbbVie, Inc.*
2,000,000	1.750%, 11/06/17	2,010,810
200,000	1.200%, 11/06/15	201,413
	Agilent Technologies, Inc.
1,500,000	5.500%, 09/14/15	1,667,355
500,000	6.500%, 11/01/17	602,502
500,000	2.500%, 07/15/13	503,977
250,000	3.200%, 10/01/22	247,460
1,500,000	Biogen Idec, Inc. 6.000%, 03/01/13	1,505,145

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

2,000,000		Celgene Corp. 1.900%, 08/15/17	$2,023,710
2,000,000		Express Scripts Holding Company 2.650%, 02/15/17	2,077,200
1,000,000		Gilead Sciences, Inc. 2.400%, 12/01/14	1,030,010
2,000,000		Laboratory Corp. of America Holdings 2.200%, 08/23/17	2,032,060
		Mylan, Inc.*
1,000,000		6.000%, 11/15/18	1,104,125
500,000		7.625%, 07/15/17	561,025
1,000,000		Quest Diagnostics, Inc.‡ 1.160%, 03/24/14	1,006,310
1,500,000		Teva Pharmaceutical Industries, Ltd. 3.000%, 06/15/15	1,575,427
		Thermo Fisher Scientific, Inc.
1,500,000		2.250%, 08/15/16	1,546,260
1,000,000		1.850%, 01/15/18	1,000,060
500,000		2.050%, 02/21/14	507,490
2,000,000		UnitedHealth Group, Inc. 1.400%, 10/15/17	1,999,160
		Watson Pharmaceuticals, Inc.
2,000,000		1.875%, 10/01/17	2,011,770
1,000,000		3.250%, 10/01/22	1,000,175
		Zoetis, Inc.*
500,000		3.250%, 02/01/23	499,753
500,000		1.875%, 02/01/18	500,708
500,000		1.150%, 02/01/16	501,643

			27,715,548

		Industrials (11.9%)
2,000,000		ADT Corp.* 2.250%, 07/15/17	1,995,140
1,000,000		AGCO Corp. 5.875%, 12/01/21	1,087,500
500,000		Bombardier, Inc.* 4.250%, 01/15/16	516,250
13,000,000	CNY	Caterpillar, Inc.* 1.350%, 07/12/13	2,083,035
3,000,000		Danaher Corp. 1.300%, 06/23/14	3,035,130
1,500,000		Emerson Electric Company 4.125%, 04/15/15	1,608,315
2,000,000		General Electric Company 0.850%, 10/09/15	2,004,670
1,500,000		Goodrich Corp. 6.125%, 03/01/19	1,862,205
		Joy Global, Inc.
1,500,000		6.000%, 11/15/16	1,726,530
1,500,000		5.125%, 10/15/21	1,661,385
1,500,000		Nielsen Finance, LLC* 4.500%, 10/01/20	1,491,563
1,000,000		Northrop Grumman Corp. 3.700%, 08/01/14	1,044,605
1,495,000		Parker-Hannifin Corp. 5.500%, 05/15/18	1,782,369
200,000		Precision Castparts Corp. 0.700%, 12/20/15	200,466
1,000,000		Roper Industries, Inc. 1.850%, 11/15/17	1,002,090
1,500,000		United Parcel Service, Inc. 3.875%, 04/01/14	1,558,402

PRINCIPAL AMOUNT		VALUE

2,000,000	Verisk Analytics, Inc. 4.125%, 09/12/22	$2,039,950

		26,699,605

	Information Technology (14.6%)
1,000,000	Adobe Systems, Inc. 3.250%, 02/01/15	1,046,570
	Amphenol Corp.
2,000,000	4.750%, 11/15/14	2,131,180
2,000,000	4.000%, 02/01/22	2,090,650
1,500,000	Analog Devices, Inc. 3.000%, 04/15/16	1,589,265
1,000,000	Anixter International, Inc. 5.950%, 03/01/15	1,068,125
1,000,000	Anixter, Inc. 5.625%, 05/01/19	1,065,000
2,000,000	Autodesk, Inc. 1.950%, 12/15/17	1,973,260
2,000,000	BMC Software, Inc. 4.250%, 02/15/22	2,005,340
	Brocade Communications Systems, Inc.
1,000,000	4.625%, 01/15/23*	994,375
500,000	6.625%, 01/15/18	517,963
100,000	6.875%, 01/15/20	109,197
1,000,000	CA, Inc. 5.375%, 12/01/19	1,138,350
	eBay, Inc.
3,000,000	3.250%, 10/15/20	3,198,300
2,000,000	1.350%, 07/15/17	2,013,160
1,500,000	Fiserv, Inc. 3.500%, 10/01/22	1,477,935
1,000,000	International Business Machines Corp. 2.000%, 01/05/16	1,036,180
1,500,000	Juniper Networks, Inc. 3.100%, 03/15/16	1,569,922
1,500,000	National Semiconductor Corp. 3.950%, 04/15/15	1,607,430
1,500,000	Nuance Communications, Inc.* 5.375%, 08/15/20	1,553,437
3,000,000	Symantec Corp. 2.750%, 09/15/15	3,099,840
	Xerox Corp.
1,000,000	4.250%, 02/15/15	1,052,550
250,000	1.130%, 05/16/14‡	249,533

		32,587,562

	Materials (5.7%)
2,000,000	Agrium, Inc. 3.150%, 10/01/22	1,944,720
1,000,000	Anglo American, PLC* 9.375%, 04/08/14	1,093,720
	Barrick Gold Corp.
1,000,000	6.950%, 04/01/19	1,244,690
1,000,000	1.750%, 05/30/14	1,013,370
2,000,000	Ecolab, Inc. 2.375%, 12/08/14	2,056,670
1,500,000	Newmont Mining Corp. 5.125%, 10/01/19	1,733,055
1,500,000	Potash Corp. of Saskatchewan, Inc. 3.250%, 12/01/17	1,623,960

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

2,000,000		Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15	$2,053,670

			12,763,855

		Telecommunication Services (0.5%)
1,000,000		American Tower Corp. 5.900%, 11/01/21	1,172,140

		Utilities (0.4%)
500,000		Mckesson Corp. 0.950%, 12/04/15	501,865
500,000		NextEra Energy, Inc. 1.200%, 06/01/15	503,925

			1,005,790

		TOTAL CORPORATE BONDS (Cost $158,674,472)	164,554,726

CONVERTIBLE BONDS (1.0%)
		Industrials (0.5%)
1,000,000		Siemens, AG 1.050%, 08/16/17	1,040,915

		Information Technology (0.5%)
1,000,000		Nuance Communications, Inc. 2.750%, 11/01/31	1,121,780

		TOTAL CONVERTIBLE BONDS (Cost $2,114,953)	2,162,695

SOVEREIGN BONDS (12.9%)
255,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	1,320,392
8,150,000	CAD	Government of Canada 3.000%, 06/01/14	8,370,542
11,350,000	NZD	Government of New Zealand 6.000%, 04/15/15	10,206,524
45,000,000	NOK	Kingdom of Norway 4.250%, 05/19/17	9,004,778

		TOTAL SOVEREIGN BONDS (Cost $25,590,940)	28,902,236

U.S. GOVERNMENT AND AGENCY SECURITIES (8.0%)
		United States Treasury Note
8,000,000		0.250%, 01/15/15	7,998,125
4,400,000		0.250%, 11/30/13	4,403,352
3,000,000		2.625%, 07/31/14	3,107,754
2,500,000		0.250%, 12/15/14	2,499,951

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $17,897,902)	18,009,182

PRINCIPAL AMOUNT		VALUE

RESIDENTIAL MORTGAGE BACKED SECURITIES (2.8%)
	Federal National Mortgage Association
2,330,226	6.000%, 06/01/37	$2,584,200
1,092,148	2.827%, 11/01/37‡	1,152,190
823,612	5.500%, 06/01/37	898,670
569,216	6.000%, 05/01/37	632,021
471,763	6.500%, 03/01/38	534,665
238,661	6.500%, 06/01/36	269,165
180,792	4.596%, 05/01/38‡	192,260

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $5,787,569)	6,263,171

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (2.2%)
4,940,341	Fidelity Prime Money Market Fund - Institutional Class (Cost $4,940,341)	4,940,341

TOTAL INVESTMENTS (100.4%) (Cost $215,006,177)		224,832,351

LIABILITIES, LESS OTHER ASSETS (-0.4%)		(964,813)

NET ASSETS (100.0%)		$223,867,538

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2013, the value of 144A securities that could not be exchanged to the registered form is $11,277,776 or 5.0% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2013.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
NOK	Norwegian Krone
NZD	New Zealand Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (93.2%)
	Consumer Discretionary (20.9%)
3,000,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/22	$3,129,375
700,000	Brookfield Residential Properties, Inc.* 6.500%, 12/15/20	742,875
3,730,000	Brunswick Corporation 7.125%, 08/01/27	3,890,856
3,691,000	Dana Holding Corp. 6.750%, 02/15/21	4,027,804
1,318,000	Dillard’s, Inc. 7.130%, 08/01/18	1,482,750
3,000,000	DISH Network Corp. 5.875%, 07/15/22	3,225,000
1,700,000	Dufry Finance SCA* 5.500%, 10/15/20	1,779,687
4,800,000	Goodyear Tire & Rubber Company~ 8.250%, 08/15/20	5,313,000
	Jaguar Land Rover, PLC*
2,700,000	8.125%, 05/15/21	3,074,625
1,400,000	7.750%, 05/15/18	1,537,375
750,000	5.625%, 02/01/23	774,844
480,000	Lear Corp.* 4.750%, 01/15/23	478,500
	Liberty Media Corp.
3,300,000	8.250%, 02/01/30	3,656,812
1,400,000	8.500%, 07/15/29	1,554,000
5,000,000	Limited Brands, Inc. 6.950%, 03/01/33	5,156,250
	Meritage Homes Corp.
2,175,000	7.000%, 04/01/22	2,406,094
1,000,000	7.150%, 04/15/20	1,111,250
1,600,000	Netflix, Inc.* 5.375%, 02/01/21	1,599,000
925,000	PVH Corp. 4.500%, 12/15/22	927,313
	Royal Caribbean Cruises, Ltd.
2,750,000	7.500%, 10/15/27	3,129,844
1,105,000	5.250%, 11/15/22	1,181,659
1,000,000	7.250%, 03/15/18~	1,145,625
	Ryland Group, Inc.
4,628,000	6.625%, 05/01/20	5,183,360
1,535,000	5.375%, 10/01/22	1,577,212
1,520,000	Sirius XM Radio, Inc.* 5.250%, 08/15/22	1,548,500
1,500,000	Six Flags Entertainment Corp.* 5.250%, 01/15/21	1,510,313
1,600,000	Viking Cruises, Ltd.* 8.500%, 10/15/22	1,768,000
161,000	Wolverine World Wide, Inc.* 6.125%, 10/15/20	170,358

		63,082,281

	Consumer Staples (7.5%)
2,500,000	Dean Foods Company 9.750%, 12/15/18	2,854,687
2,175,000	FMG Resources* 8.250%, 11/01/19	2,355,797
2,482,000	JBS USA, LLC* 7.250%, 06/01/21	2,596,793

PRINCIPAL AMOUNT			VALUE

2,890,000		Land O’Lakes, Inc.* 6.000%, 11/15/22	$3,113,975
		Nuveen Investments, Inc.*
2,990,000		9.500%, 10/15/20	3,049,800
1,460,000		9.125%, 10/15/17	1,476,425
5,537,000		Post Holdings, Inc. 7.375%, 02/15/22	6,184,137
995,000		Wells Enterprises, Inc.* 6.750%, 02/01/20	1,037,909

			22,669,523

		Energy (16.8%)
750,000		Access Midstream Partners, LP 4.875%, 05/15/23	751,406
		Aker Solutions, ASA‡
17,000,000	NOK	6.040%, 10/09/19	3,197,478
9,500,000	NOK	6.150%, 06/06/17	1,812,911
2,750,000		Bristow Group, Inc. 6.250%, 10/15/22	2,983,750
2,310,000		Calfrac Holdings, LP* 7.500%, 12/01/20	2,331,656
		Calumet Specialty Products, LP
3,305,000		9.375%, 05/01/19	3,637,566
1,500,000		9.625%, 08/01/20*	1,677,188
		Carrizo Oil & Gas, Inc.
4,000,000		8.625%, 10/15/18	4,352,500
1,460,000		7.500%, 09/15/20	1,533,913
1,380,000		Denbury Resources, Inc.† 4.625%, 07/15/23	1,361,025
1,655,000		Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	1,677,756
2,303,000		Frontier Oil Corp. 6.875%, 11/15/18	2,488,679
2,875,000		GulfMark Offshore, Inc.* 6.375%, 03/15/22	2,984,609
750,000		Kodiak Oil & Gas Corp.* 5.500%, 01/15/21	760,781
		Oasis Petroleum, Inc.
2,215,000		6.500%, 11/01/21	2,372,819
2,000,000		6.875%, 01/15/23	2,187,500
1,300,000		Oil States International, Inc.* 5.125%, 01/15/23	1,329,250
1,400,000		Parker Drilling Company 9.125%, 04/01/18	1,524,250
2,013,000		Petroleum Geo-Services, ASA* 7.375%, 12/15/18	2,206,751
3,000,000		Pioneer Drilling Company 9.875%, 03/15/18	3,292,500
2,850,000		Samson Investment Company* 9.750%, 02/15/20	3,049,500
2,900,000		W&T Offshore, Inc. 8.500%, 06/15/19	3,128,375

			50,642,163

		Financials (2.4%)
2,134,000		AON Corp. 8.205%, 01/01/27	2,733,718
1,390,000		Chesapeake Oilfield Finance, Inc.* 6.625%, 11/15/19	1,384,788
3,000,000		Neuberger Berman Group LLC* 5.875%, 03/15/22	3,225,000

			7,343,506

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Health Care (8.5%)
4,600,000	Community Health Systems, Inc. 7.125%, 07/15/20	$5,002,500
	HCA Holdings, Inc.
3,300,000	7.750%, 05/15/21	3,642,375
725,000	6.250%, 02/15/21	769,859
1,300,000	Health Management Associates, Inc. 7.375%, 01/15/20	1,436,500
2,155,000	Hologic, Inc.* 6.250%, 08/01/20	2,307,197
2,383,000	Teleflex, Inc. 6.875%, 06/01/19	2,604,917
	Tenet Healthcare Corp.
1,590,000	6.750%, 02/01/20	1,673,475
600,000	4.500%, 04/01/21*†	593,250
4,200,000	Valeant Pharmaceuticals International, Inc.* 7.250%, 07/15/22	4,517,625
3,000,000	Warner Chilcott Company, LLC 7.750%, 09/15/18	3,258,750

		25,806,448

	Industrials (18.1%)
2,500,000	Belden, Inc.* 5.500%, 09/01/22	2,590,625
1,570,000	Bombardier, Inc.* 6.125%, 01/15/23	1,594,531
3,000,000	Clean Harbors, Inc.* 5.125%, 06/01/21	3,108,750
5,600,000	Deluxe Corp. 7.000%, 03/15/19	6,016,500
1,530,000	Digitalglobe, Inc.* 5.250%, 02/01/21	1,530,000
2,100,000	Dycom Investments, Inc.* 7.125%, 01/15/21	2,186,625
2,825,000	Edgen Murray Corp.* 8.750%, 11/01/20	2,881,500
2,071,000	General Cable Corp.* 5.750%, 10/01/22	2,178,433
790,000	GrafTech International, Ltd.* 6.375%, 11/15/20	841,844
3,000,000	H&E Equipment Services, Inc.* 7.000%, 09/01/22	3,292,500
2,900,000	Iron Mountain, Inc. 5.750%, 08/15/24	2,974,312
3,170,000	Manitowoc Company, Inc. 5.875%, 10/15/22	3,207,644
1,655,000	Mead Products, LLC/ Acco Brands Corp.* 6.750%, 04/30/20	1,763,609
	Nortek, Inc.
395,000	8.500%, 04/15/21*	448,325
341,000	8.500%, 04/15/21	389,593
2,950,000	Rexel, SA* 6.125%, 12/15/19	3,165,719
3,000,000	Sensata Technologies Holding, B.V.* 6.500%, 05/15/19	3,234,375
1,835,000	Terex Corp. 6.000%, 05/15/21	1,939,366
4,260,000	Titan International, Inc. 7.875%, 10/01/17	4,574,175
2,172,000	Trinseo Op / Trinseo Fin* 8.750%, 02/01/19	2,166,570

PRINCIPAL AMOUNT		VALUE

	United Rentals North America, Inc.
3,000,000	7.625%, 04/15/22	$3,371,250
1,200,000	6.125%, 06/15/23	1,299,000

		54,755,246

	Information Technology (11.1%)
	Amkor Technology, Inc.
2,500,000	6.625%, 06/01/21	2,571,875
1,460,000	6.375%, 10/01/22	1,475,513
1,075,000	Brocade Communications Systems, Inc.* 4.625%, 01/15/23	1,068,953
3,000,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	3,466,875
2,700,000	iGATE Corp. 9.000%, 05/01/16	2,976,750
2,895,000	Lender Process Services Company, Inc. 5.750%, 04/15/23	3,075,938
3,000,000	Nuance Communications, Inc.* 5.375%, 08/15/20	3,106,875
400,000	NXP BV*† 5.750%, 02/15/21	400,000
5,405,000	Sanmina-SCI Corp.* 7.000%, 05/15/19	5,560,394
4,100,000	Seagate Technology 6.875%, 05/01/20	4,507,437
1,550,000	SunGard Data Systems, Inc.* 6.625%, 11/01/19	1,595,531
2,900,000	Viasystems, Inc.* 7.875%, 05/01/19	2,910,875
933,000	WEX, Inc.* 4.750%, 02/01/23	933,583

		33,650,599

	Materials (5.4%)
465,000	AngloGold Holdings, PLC 5.125%, 08/01/22	475,530
800,000	Ardagh Packaging Finance PLC* 7.000%, 11/15/20	814,500
3,700,000	Greif, Inc. 7.750%, 08/01/19	4,326,687
1,630,000	IAMGOLD Corp.* 6.750%, 10/01/20	1,603,513
	Inmet Mining Corp.*
2,800,000	8.750%, 06/01/20	3,113,250
610,000	7.500%, 06/01/21	657,275
3,000,000	New Gold, Inc.* 6.250%, 11/15/22	3,161,250
550,000	Sealed Air Corp.* 6.500%, 12/01/20	609,125
	Steel Dynamics, Inc.*
941,000	6.125%, 08/15/19	1,020,985
430,000	6.375%, 08/15/22	465,206

		16,247,321

	Telecommunication Services (1.0%)
1,255,000	Crown Cork & Seal Company, Inc. 7.375%, 12/15/26	1,418,934
1,584,000	tw telecom, Inc. 5.375%, 10/01/22	1,679,040

		3,097,974

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Utilities (1.5%)
1,400,000		AES Corp. 7.375%, 07/01/21	$1,567,125
2,600,000		AmeriGas Finance Corp. 7.000%, 05/20/22	2,842,125

			4,409,250

		TOTAL CORPORATE BONDS (Cost $266,238,017)	281,704,311

CONVERTIBLE BONDS (0.8%)
		Financials (0.8%)
2,134,000		Ares Capital Corp. 5.750%, 02/01/16 (Cost $2,265,548)	2,307,462

SOVEREIGN BONDS (1.1%)
		Other (1.1%)
645,600	BRL	Federative Republic of Brazil 10.000%, 01/01/14 (Cost $3,509,158)	3,342,923

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (2.5%)
		Consumer Discretionary (1.1%)
60,000		Affiliated Managers Group, Inc. 5.100%	3,401,250

		Financials (0.3%)
6,723		Fifth Third Bancorp 8.500%	976,314

		Utilities (1.1%)
60,000		NextEra Energy, Inc. 5.599%	3,126,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,778,279)	7,503,564

SHORT TERM INVESTMENT (0.9%)
2,798,548		Fidelity Prime Money Market Fund - Institutional Class (Cost $2,798,548)	2,798,548

TOTAL INVESTMENTS (98.5%) (Cost $281,589,550)			297,656,808

OTHER ASSETS, LESS LIABILITIES (1.5%)			4,623,397

NET ASSETS (100.0%)			$302,280,205

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2013, the value of 144A securities that could not be exchanged to the registered form is $72,136,871 or 23.9% of net assets.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $561,188.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2013.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (26.3%)
	Consumer Discretionary (3.9%)
10,100,000	Coinstar, Inc.~ 4.000%, 09/01/14	$13,852,200
3,600,000	D.R. Horton, Inc.~ 2.000%, 05/15/14	6,634,314
10,000,000	Jarden Corp.* 1.875%, 09/15/18	11,008,300
4,000,000	Meritage Homes Corp. 1.875%, 09/15/32	4,382,320
4,500,000	MGM Resorts International~ 4.250%, 04/15/15	4,905,990
7,000,000	Sirius XM Radio, Inc.* 7.000%, 12/01/14	12,888,610
7,000,000	Sotheby’s 3.125%, 06/15/13	7,793,940
5,000,000	Standard Pacific Corp. 1.250%, 08/01/32	6,284,900
14,800,000	Virgin Media, Inc. 6.500%, 11/15/16	32,287,532

		100,038,106

	Consumer Staples (0.5%)
9,500,000	Tyson Foods, Inc. - Series A~ 3.250%, 10/15/13	12,693,520

	Energy (1.4%)
5,000,000	Carrizo Oil & Gas, Inc.~ 4.375%, 06/01/28	5,030,675
7,500,000	Newpark Resources, Inc. 4.000%, 10/01/17	8,420,025
10,000,000	Petroleum Development Corp.* 3.250%, 05/15/16	11,375,000
5,500,000	SEACOR Holdings, Inc.* 2.500%, 12/15/27	5,858,683
6,000,000	Stone Energy Corp.* 1.750%, 03/01/17	5,525,070

		36,209,453

	Financials (1.2%)
3,000,000	Amtrust Financial Services, Inc.~ 5.500%, 12/15/21	4,149,870
5,000,000	Encore Capital Group, Inc.* 3.000%, 11/27/17	5,564,225
8,500,000	Gaylord Entertainment Company* 3.750%, 10/01/14	15,369,233
5,000,000	Walter Investment Management Corp. 4.500%, 11/01/19	5,540,800

		30,624,128

	Health Care (2.5%)
5,000,000	Endo Pharmaceuticals Holdings, Inc. 1.750%, 04/15/15	6,123,725
12,000,000	LifePoint Hospitals, Inc. 3.500%, 05/15/14	12,780,840
2,000,000	Medivation, Inc. 2.625%, 04/01/17	2,679,110
9,000,000	Molina Healthcare, Inc. 3.750%, 10/01/14	10,586,970
11,500,000	PSS World Medical, Inc.* 3.125%, 08/01/14	16,215,690

PRINCIPAL AMOUNT		VALUE

3,000,000	Salix Pharmaceuticals, Ltd. 2.750%, 05/15/15	$3,729,885
5,000,000	Volcano Corp. 1.750%, 12/01/17	5,223,475
5,000,000	Wright Medical Group, Inc.* 2.000%, 08/15/17	5,386,175

		62,725,870

	Industrials (1.7%)
1,200,000	Altra Holdings, Inc.~ 2.750%, 03/01/31	1,354,914
4,000,000	Chart Industries, Inc. 2.000%, 08/01/18	4,927,800
13,000,000	EnerSys‡ 3.375%, 06/01/38	15,844,790
19,993,000	General Cable Corp. 0.875%, 11/15/13	19,913,628

		42,041,132

	Information Technology (10.2%)
6,000,000	Arris Group, Inc.~ 2.000%, 11/15/26	6,644,010
3,750,000	Bottomline Technologies, Inc.~ 1.500%, 12/01/17	4,467,900
5,500,000	Broadsoft, Inc. 1.500%, 07/01/18	6,055,610
20,000,000	CACI International, Inc.~ 2.125%, 05/01/14	22,048,300
10,900,000	Ciena Corp.* 3.750%, 10/15/18	12,395,698
5,625,000	Comtech Telecommunications Corp.~ 3.000%, 05/01/29	5,810,962
16,605,000	Concur Technologies, Inc.~* 2.500%, 04/15/15	23,033,875
5,000,000	DealerTrack Holdings, Inc.* 1.500%, 03/15/17	5,557,450
9,300,000	Equinix, Inc. 3.000%, 10/15/14	18,798,741
8,150,000	FEI Company~ 2.875%, 06/01/13	16,935,944
35,000,000	JDS Uniphase Corp. 1.000%, 05/15/26	34,981,975
10,000,000	Lam Research Corp. 0.500%, 05/15/16	10,046,550
5,000,000	Mentor Graphics Corp. 4.000%, 04/01/31	5,807,675
8,332,000	Micron Technology, Inc. 1.875%, 06/01/27	8,056,669
12,000,000	NetApp, Inc. 1.750%, 06/01/13	13,952,640
5,200,000	Photronics, Inc. 3.250%, 04/01/16	5,265,910
5,500,000	Rovi Corp. 2.625%, 02/15/40	5,553,213
	SanDisk Corp.
25,000,000	1.000%, 05/15/13	24,978,375
5,200,000	1.500%, 08/15/17	6,475,638
5,000,000	Symantec Corp. 1.000%, 06/15/13	5,810,950
4,500,000	SYNNEX Corp. 4.000%, 05/15/18	5,542,605
3,500,000	Take-Two Interactive Software, Inc. 1.750%, 12/01/16	3,466,663

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

9,300,000	TTM Technologies, Inc. 3.250%, 05/15/15	$9,296,791

		260,984,144

	Materials (3.3%)
7,500,000	Allegheny Technologies, Inc. 4.250%, 06/01/14	8,186,738
7,000,000	Goldcorp, Inc. 2.000%, 08/01/14	7,547,155
2,950,000	Horsehead Holding Corp. 3.800%, 07/01/17	2,852,753
26,242,000	Kinross Gold Corp.~ 1.750%, 03/15/28	26,269,029
6,125,000	RTI International Metals, Inc. 3.000%, 12/01/15	6,754,068
10,700,000	Steel Dynamics, Inc. 5.125%, 06/15/14	12,038,035
19,000,000	United States Steel Corp.~ 4.000%, 05/15/14	19,975,175

		83,622,953

	Telecommunication Services (1.6%)
14,500,000	SBA Communications Corp. 1.875%, 05/01/13	24,220,510
11,300,000	tw telecom, Inc. 2.375%, 04/01/26	16,779,596

		41,000,106

	TOTAL CONVERTIBLE BONDS (Cost $610,836,559)	669,939,412

SYNTHETIC CONVERTIBLE SECURITIES (20.4%) Corporate Bonds (14.1%)
	Consumer Discretionary (2.9%)
4,000,000	Amazon.com, Inc. 0.650%, 11/27/15	3,991,400
1,000,000	America Honda Finance Corp.* 1.000%, 08/11/15	1,003,785
5,000,000	American Axle & Manufacturing, Inc. 7.875%, 03/01/17	5,159,375
2,190,000	D.R. Horton, Inc. 6.875%, 05/01/13	2,222,850
5,000,000	Daimler Finance North America, LLC* 1.300%, 07/31/15	5,027,825
3,000,000	DISH Network Corp. 6.625%, 10/01/14	3,236,250
2,200,000	Express, LLC 8.750%, 03/01/18	2,396,625
5,000,000	Harley-Davidson Financial Services, Inc.* 1.150%, 09/15/15	5,008,375
4,000,000	Hyundai Capital America* 1.625%, 10/02/15	4,030,560
6,000,000	Jarden Corp. 8.000%, 05/01/16	6,341,250
8,480,000	Liberty Media Corp. 5.700%, 05/15/13	8,575,400
	Royal Caribbean Cruises, Ltd.
9,925,000	7.000%, 06/15/13	10,148,313
1,675,000	6.875%, 12/01/13	1,747,234
2,500,000	Time Warner, Inc. 3.150%, 07/15/15	2,642,225

PRINCIPAL AMOUNT		VALUE

6,750,000	Viacom, Inc. 1.250%, 02/27/15	$6,807,206
3,000,000	Volkswagen International Finance, NV* 1.150%, 11/20/15	3,011,190
3,000,000	Walt Disney Company 0.450%, 12/01/15	2,993,220

		74,343,083

	Consumer Staples (1.6%)
5,000,000	Anheuser-Busch InBev, NV 0.800%, 07/15/15	5,013,825
2,000,000	Campbell Soup‡ 0.613%, 08/01/14	2,005,510
	ConAgra Foods, Inc.
5,000,000	1.350%, 09/10/15	5,039,600
1,000,000	1.300%, 01/25/16	1,004,270
4,000,000	Constellation Brands, Inc. 7.250%, 09/01/16	4,615,000
3,000,000	Costco Wholesale Corp. 0.650%, 12/07/15	3,007,920
500,000	General Mills, Inc. 0.875%, 01/29/16	501,360
5,000,000	Kellogg Company 1.125%, 05/15/15	5,043,200
3,000,000	Kraft Foods Group, Inc. 1.625%, 06/04/15	3,053,040
5,000,000	PepsiCo, Inc. 0.700%, 08/13/15	5,006,550
800,000	Reynolds American, Inc. 1.050%, 10/30/15	800,068
1,000,000	Unilever Capital Corp. 0.450%, 07/30/15	997,025
3,000,000	Walgreen Company 1.000%, 03/13/15	3,006,165

		39,093,533

	Energy (1.9%)
10,445,000	Cameron International Corp. 1.600%, 04/30/15	10,546,682
5,000,000	Frontier Oil Corp. 6.875%, 11/15/18	5,403,125
5,560,000	Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	5,723,325
3,920,000	HollyFrontier Corp. 9.875%, 06/15/17	4,236,050
8,000,000	Marathon Oil Corp. 0.900%, 11/01/15	8,008,600
3,053,000	SESI, LLC 6.875%, 06/01/14	3,074,279
800,000	Tesoro Corp. 4.250%, 10/01/17	833,000
10,000,000	Whiting Petroleum Corp. 7.000%, 02/01/14	10,518,750

		48,343,811

	Financials (1.8%)
5,000,000	Abn Amro Bank, NV* 1.375%, 01/22/16	5,007,775
3,000,000	Bank of America Corp. 1.250%, 01/11/16	2,982,975
500,000	Berkshire Hathaway, Inc.† 0.800%, 02/11/16	500,818
5,585,000	BlackRock, Inc. 1.375%, 06/01/15	5,684,664

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,000,000	Charles Schwab Corp. 0.850%, 12/04/15	$3,005,790
5,000,000	Goldman Sachs Group, Inc. 1.600%, 11/23/15	5,026,075
5,000,000	JPMorgan Chase & Company 1.100%, 10/15/15	5,006,825
	Leucadia National Corp.
13,127,000	7.000%, 08/15/13	13,471,584
5,000,000	8.125%, 09/15/15	5,675,000

		46,361,506

	Health Care (1.9%)
5,000,000	AbbVie, Inc.* 1.200%, 11/06/15	5,035,325
14,193,000	Amgen, Inc. 1.875%, 11/15/14	14,506,311
640,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	690,800
2,130,000	Community Health Systems, Inc. 5.125%, 08/15/18	2,252,475
4,400,000	Gilead Sciences, Inc. 2.400%, 12/01/14	4,532,044
4,151,000	HCA, Inc. 6.250%, 02/15/13	4,153,594
4,000,000	Mylan, Inc.* 7.625%, 07/15/17	4,488,200
3,050,000	Thermo Fisher Scientific, Inc. 3.200%, 05/01/15	3,201,875
3,000,000	Valeant Pharmaceuticals International, Inc.* 6.500%, 07/15/16	3,138,750
5,000,000	WellPoint, Inc. 1.250%, 09/10/15	5,034,675

		47,034,049

	Industrials (2.3%)
5,379,000	Case New Holland, Inc. 7.750%, 09/01/13	5,570,627
5,000,000	Caterpillar, Inc. 0.950%, 06/26/15	5,037,025
4,000,000	CNH Capital, LLC* 3.875%, 11/01/15	4,142,500
3,510,000	Deluxe Corp. 5.125%, 10/01/14	3,667,950
	General Electric Capital Corp.
10,000,000	1.625%, 07/02/15	10,169,200
5,000,000	1.000%, 12/11/15	5,022,975
1,400,000	General Electric Company 0.850%, 10/09/15	1,403,269
5,000,000	John Deere Capital Corp. 0.950%, 06/29/15	5,036,225
5,000,000	Penske Truck Leasing Company, LP* 2.500%, 03/15/16	5,106,900
800,000	Precision Castparts Corp. 0.700%, 12/20/15	801,864
4,440,000	Titan International, Inc. 7.875%, 10/01/17	4,767,450
5,000,000	Triumph Group, Inc. 8.000%, 11/15/17	5,412,500
3,000,000	Turlock Corp.* 0.950%, 11/02/15	3,006,735

		59,145,220

PRINCIPAL AMOUNT			VALUE

		Information Technology (1.1%)
10,000,000		Anixter International, Inc. 5.950%, 03/01/15	$10,681,250
1,000,000		eBay, Inc. 0.700%, 07/15/15	1,003,765
5,000,000		International Business Machines Corp. 0.550%, 02/06/15	5,002,575
5,000,000		Jabil Circuit, Inc. 7.750%, 07/15/16	5,865,625
2,766,000		Seagate Technology* 10.000%, 05/01/14	2,965,885
3,000,000		Texas Instruments, Inc. 0.450%, 08/03/15	2,989,440

			28,508,540

		Materials (0.3%)
5,000,000		Ball Corp. 7.125%, 09/01/16	5,356,250
3,000,000		Ecolab, Inc. 1.000%, 08/09/15	3,005,700

			8,361,950

		Telecommunication Services (0.1%)
1,000,000		AT&T, Inc. 0.800%, 12/01/15	1,000,345

		Utilities (0.2%)
3,000,000		Calpine Corp.* 7.250%, 10/15/17	3,198,750
2,500,000		NextEra Energy, Inc. 1.200%, 06/01/15	2,519,625

			5,718,375

		TOTAL CORPORATE BONDS	357,910,412

Sovereign Bonds (6.2%)
		Government of Canada
20,000,000	CAD	2.000%, 06/01/16	20,468,117
15,000,000	CAD	1.750%, 03/01/13	15,048,802
5,000,000	CAD	2.000%, 03/01/14	5,061,059
5,000,000	CAD	1.500%, 11/01/13	5,029,326
		Government of Singapore
21,000,000	SGD	1.625%, 04/01/13	17,007,599
19,493,000	SGD	1.125%, 04/01/16	16,153,132
12,000,000	SGD	1.375%, 10/01/14	9,871,725
110,000,000	NOK	Kingdom of Norway 5.000%, 05/15/15	21,599,498
287,500,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	47,960,002

		TOTAL SOVEREIGN BONDS	158,199,260

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.1%) #
		Consumer Discretionary (0.1%)
800		Under Armour, Inc. Call, 01/18/14, Strike $50.00	612,000

		Information Technology (0.0%)
800		KLA-Tencor Corp. Call, 01/18/14, Strike $55.00	404,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

	Materials (0.0%)
2,000	Cliffs Natural Resources, Inc. Call, 01/18/14, Strike $45.00	$494,000
6,400	SPDR Gold Trust Call, 03/16/13, Strike $182.00	51,200

		545,200

	TOTAL PURCHASED OPTIONS	1,561,200

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $503,461,312)	517,670,872

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (0.0%)
	Consumer Discretionary (0.0%)
966	EUR Volkswagen, AG 0.000% (Cost $225,612)	239,158

COMMON STOCKS (47.9%)
	Consumer Discretionary (3.8%)
32,000	Amazon.com, Inc.~#	8,496,000
38,500	Bed Bath & Beyond, Inc.#	2,259,950
55,000	CBS Corp. - Class B	2,294,600
165	Chipotle Mexican Grill, Inc.#	50,657
94,000	Coach, Inc.	4,794,000
270,500	Comcast Corp. - Class A	10,300,640
50,000	DIRECTV - Class A#	2,557,000
1,172	Dollar General Corp.#	53,846
300,000	Ford Motor Company	3,885,000
78,000	Home Depot, Inc.	5,219,760
4,600	Ignite Restaurant Group, Inc.#	66,700
75,000	Johnson Controls, Inc.	2,331,750
55,000	Kohl’s Corp.	2,545,950
57,500	Macy’s, Inc.	2,271,825
125,000	McDonald’s Corp.	11,911,250
964	Michael Kors Holdings, Ltd.#	54,110
61,445	Nike, Inc. - Class B	3,321,102
5,500	Priceline.com, Inc.#	3,770,085
8,884	Regal Entertainment Group	132,638
65,000	Starbucks Corp.	3,647,800
60,000	Target Corp.	3,624,600
30,000	Time Warner Cable, Inc.	2,680,200
85,000	Time Warner, Inc.	4,294,200
66,000	TJX Companies, Inc.	2,981,880
213,300	Walt Disney Company	11,492,604
40,000	Yum! Brands, Inc.	2,597,600

		97,635,747

	Consumer Staples (5.0%)
257,000	Altria Group, Inc.	8,655,760
170,000	Archer-Daniels-Midland Company	4,850,100
720,000	Coca-Cola Company~	26,812,800
55,000	Colgate-Palmolive Company	5,905,350
37,000	Costco Wholesale Corp.	3,786,580
145,000	CVS Caremark Corp.	7,424,000
50,000	Kimberly-Clark Corp.	4,475,500
33,333	Kraft Foods Group, Inc.	1,540,651
5,019	Lorillard, Inc.	196,093
32,000	Mead Johnson Nutrition Company	2,432,000

NUMBER OF SHARES		VALUE

100,000	Mondelez International, Inc.	$2,779,000
160,800	PepsiCo, Inc.	11,714,280
186,463	Philip Morris International, Inc.	16,438,578
190,000	Procter & Gamble Company	14,280,400
221,500	Wal-Mart Stores, Inc.~	15,493,925

		126,785,017

	Energy (5.8%)
23,700	Anadarko Petroleum Corp.	1,896,474
67,500	Apache Corp.	5,653,800
75,000	Baker Hughes, Inc.	3,354,000
125,000	Chesapeake Energy Corp.	2,522,500
197,500	Chevron Corp.	22,742,125
136,500	ConocoPhillips	7,917,000
58,000	Devon Energy Corp.	3,317,020
37,500	EOG Resources, Inc.	4,686,750
450,820	Exxon Mobil Corp.	40,560,275
89,000	Halliburton Company	3,620,520
25,000	Helmerich & Payne, Inc.	1,608,500
105,000	Marathon Oil Corp.	3,529,050
52,500	Marathon Petroleum Corp.	3,896,025
20,000	Murphy Oil Corp.	1,190,400
55,000	Nabors Industries, Ltd.#	916,850
75,000	National Oilwell Varco, Inc.	5,560,500
140,000	Occidental Petroleum Corp.	12,357,800
65,750	Phillips 66	3,982,478
186,000	Schlumberger, Ltd.	14,517,300
120,000	Spectra Energy Corp.	3,333,600
6,591	Transocean, Ltd.	373,776
6,680	WPX Energy, Inc.#	100,400

		147,637,143

	Financials (6.6%)
77,000	Aflac, Inc.	4,085,620
95,000	Allstate Corp.	4,170,500
135,000	American Express Company~	7,939,350
950,000	Bank of America Corp.	10,754,000
200,000	Bank of New York Mellon Corp.	5,432,000
85,000	BB&T Corp.	2,573,800
200,000	Berkshire Hathaway, Inc. - Class B~#	19,386,000
16,000	BlackRock, Inc.	3,780,480
9,219	Blackstone Group, LP	170,551
72,492	Capital One Financial Corp.	4,082,749
20,000	Chubb Corp.	1,606,200
255,000	Citigroup, Inc.	10,750,800
26,644	Franklin Resources, Inc.	3,647,031
73,000	Goldman Sachs Group, Inc.	10,793,780
520,492	JPMorgan Chase & Company	24,489,149
126,140	MetLife, Inc.	4,710,068
5,037	Morgan Stanley	115,095
29,000	Prudential Financial, Inc.	1,678,520
41,000	State Street Corp.	2,281,650
43,000	T. Rowe Price Group, Inc.	3,072,350
91,000	Travelers Companies, Inc.	7,139,860
342,500	US Bancorp	11,336,750
30,000	Vornado Realty Trust	2,533,800
625,000	Wells Fargo & Company	21,768,750
15,898	WisdomTree Investments, Inc.#	137,518

		168,436,371

	Health Care (5.3%)
210,800	Abbott Laboratories	7,141,904
210,800	AbbVie, Inc.	7,734,252
35,000	Agilent Technologies, Inc.	1,567,300
2,179	Alere, Inc.#	46,326

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

5,663	Alkermes, PLC#	$130,532
36,000	Allergan, Inc.	3,780,360
2,121	Alnylam Pharmaceuticals, Inc.#	51,180
109,000	Amgen, Inc.	9,315,140
61,507	Baxter International, Inc.	4,172,635
659	Biogen Idec, Inc.#	102,857
200,200	Bristol-Myers Squibb Company	7,235,228
40,000	Celgene Corp.#	3,958,400
67,624	Covidien, PLC	4,215,680
70,000	Express Scripts Holding Company#	3,739,400
2,610	Gilead Sciences, Inc.#	102,964
9,790	Hologic, Inc.#	233,394
5,349	Insulet Corp.#	123,401
4,000	Intuitive Surgical, Inc.#	2,297,520
315,750	Johnson & Johnson	23,340,240
21,500	Laboratory Corp. of America Holdings#	1,924,250
895	LipoScience, Inc.#	9,397
90,000	Medtronic, Inc.	4,194,000
344,200	Merck & Company, Inc.	14,886,650
883,600	Pfizer, Inc.	24,104,608
42,500	St. Jude Medical, Inc.	1,729,750
25,000	Stryker Corp.	1,566,250
45,000	Thermo Fisher Scientific, Inc.	3,246,300
85,000	UnitedHealth Group, Inc.	4,692,850

		135,642,768

	Industrials (4.1%)
136,000	3M Company	13,674,800
35,000	Boeing Company	2,585,450
111,000	Caterpillar, Inc.	10,921,290
135,000	CSX Corp.	2,974,050
32,500	Cummins, Inc.	3,731,975
40,000	Danaher Corp.	2,397,200
27,000	Eaton Corp.	1,537,650
60,000	Emerson Electric Company	3,435,000
35,000	FedEx Corp.	3,550,750
33,000	Fluor Corp.	2,139,390
1,227,500	General Electric Company	27,348,700
72,500	Honeywell International, Inc.	4,947,400
46,000	Norfolk Southern Corp.	3,168,020
2,028	Performant Financial Corp.#	21,598
12,500	Precision Castparts Corp.	2,292,500
35,000	Union Pacific Corp.	4,601,100
82,500	United Parcel Service, Inc.	6,541,425
100,000	United Technologies Corp.	8,757,000

		104,625,298

	Information Technology (8.8%)
75,000	Accenture, PLC - Class A	5,391,750
78,832	Apple, Inc.	35,892,998
44,934	Autodesk, Inc.#	1,747,034
42,000	Automatic Data Processing, Inc.	2,490,180
90,000	Broadcom Corp. - Class A	2,920,500
725,000	Cisco Systems, Inc.	14,913,250
18,500	Citrix Systems, Inc.#	1,353,460
57,000	Cognizant Technology Solutions Corp. - Class A#	4,456,260
210,000	Dell, Inc.	2,780,400
95,000	eBay, Inc.#	5,313,350
370,000	EMC Corp.#	9,105,700
32,512	Google, Inc.#	24,568,993
856,500	Intel Corp.	18,020,760
114,200	International Business Machines Corp.	23,190,594

NUMBER OF SHARES			VALUE

9,500		MasterCard, Inc. - Class A	$4,924,800
20,000		Microchip Technology, Inc.	669,000
703,400		Microsoft Corp.	19,322,398
110,000		NVIDIA Corp.	1,348,600
833		OpenTable, Inc.#	43,891
649,500		Oracle Corp.	23,063,745
231,100		QUALCOMM, Inc.	15,259,533
5,500		Salesforce.com, Inc.#	946,715
35	KRW	Samsung Electronics Company, Ltd.	46,565
1,796		SINA Corp.#	98,654
1,500	HKD	Tencent Holdings, Ltd.	52,390
120,000		Texas Instruments, Inc.	3,969,600
25,000		VeriSign, Inc.#	1,085,250
3,706		Yelp, Inc.#	78,716

			223,055,086

		Materials (5.8%)
26,000		Cliffs Natural Resources, Inc.	970,060
130,000		Dow Chemical Company	4,186,000
123,000		E.I. du Pont de Nemours and Company	5,836,350
218,000		Freeport-McMoRan Copper & Gold, Inc.	7,684,500
52,000		Monsanto Company	5,270,200
45,000		Mosaic Company	2,756,250
129,000		Newmont Mining Corp.	5,541,840
16,000		PPG Industries, Inc.	2,205,920
707,900		SPDR Gold Trust#	114,113,480

			148,564,600

		Telecommunication Services (1.7%)
830,100		AT&T, Inc.	28,879,179
94,000		CenturyLink, Inc.	3,802,300
255,000		Verizon Communications, Inc.	11,120,550

			43,802,029

		Utilities (1.0%)
43,000		American Electric Power Co., Inc.	1,947,470
20,000		Consolidated Edison, Inc.	1,137,600
35,000		Dominion Resources, Inc.	1,893,850
65,000		Duke Energy Corp.	4,468,100
35,000		FirstEnergy Corp.	1,417,150
40,000		NextEra Energy, Inc.	2,882,000
40,000		PG&E Corp.	1,705,600
50,000		PPL Corp.	1,514,500
60,000		Public Service Enterprise Group, Inc.	1,870,800
75,000		Southern Company	3,317,250
30,000		Wisconsin Energy Corp.	1,182,900
45,000		Xcel Energy, Inc.	1,250,101

			24,587,321

		TOTAL COMMON STOCKS (Cost $1,154,649,378)	1,220,771,380

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.1%) #
		Materials (0.0%)
7,000		SPDR Gold Trust Put, 04/20/13, Strike $130.00	80,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

	Other (0.1%)
	S & P 500 Index
1,900	Put, 02/16/13, Strike $1,415.00	$294,500
1,500	Put, 03/16/13, Strike $1,450.00	1,837,500

		2,132,000

	TOTAL PURCHASED OPTIONS (Cost $7,762,797)	2,212,500

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (3.5%)
89,893,750	Fidelity Prime Money Market Fund - Institutional Class (Cost $89,893,750)	89,893,750

TOTAL INVESTMENTS (98.2%) (Cost $2,366,829,408)		2,500,727,072

OTHER ASSETS, LESS LIABILITIES (1.8%)		47,088,153

NET ASSETS (100.0%)		$2,547,815,225

COMMON STOCKS SOLD SHORT (-11.7%) #
	Consumer Discretionary (-2.6%)
(1,410)	BJ’s Restaurants, Inc.	(45,078)
(157,500)	Coinstar, Inc.	(8,013,600)
(212,700)	D.R. Horton, Inc.	(5,032,482)
(2,236)	EUR Daimler, AG	(130,140)
(1,913)	Gap, Inc.	(62,517)
(14,693)	Groupon, Inc.	(80,812)
(1,739)	Hasbro, Inc.	(64,986)
(77,500)	Jarden Corp.	(4,560,100)
(38,000)	Meritage Homes Corp.	(1,681,120)
(124,600)	MGM Resorts International	(1,591,142)
(588)	Polaris Industries, Inc.	(50,715)
(1,492)	Restoration Hardware Holdings, Inc.	(53,712)
(3,370,000)	Sirius XM Radio, Inc.	(10,581,800)
(92,000)	Sotheby’s	(3,304,640)
(450,000)	Standard Pacific Corp.	(3,735,000)
(31,200)	Under Armour, Inc.	(1,587,144)
(635,500)	Virgin Media, Inc.	(25,032,345)
(2,830)	Weight Watchers International, Inc.	(151,320)

		(65,758,653)

	Consumer Staples (-0.4%)
(450,000)	Tyson Foods, Inc. - Class A	(9,954,000)

	Energy (-0.5%)
(1,423)	FMC Technologies, Inc.	(67,379)
(2,167)	HollyFrontier Corp.	(113,161)
(370,873)	Newpark Resources, Inc.	(3,196,925)
(152,500)	PDC Energy, Inc.	(5,647,075)
(26,000)	SEACOR Holdings, Inc.	(2,365,220)
(49,000)	Stone Energy Corp.	(1,102,500)

		(12,492,260)

	Financials (-0.9%)
(69,650)	Amtrust Financial Services, Inc.	(2,315,166)
(117,959)	Encore Capital Group, Inc.	(3,549,386)

NUMBER OF SHARES			VALUE

(8,065)		Janus Capital Group, Inc.	$(75,005)
(369,406)		Ryman Hospitality Properties, Inc.	(14,765,158)
(61,000)		Walter Investment Management Corp.	(2,733,410)

			(23,438,125)

		Health Care (-1.1%)
(6,377)		Accuray, Inc.	(32,586)
(7,393)	SEK	Elekta, AB	(109,611)
(80,000)		Endo Health Solutions, Inc.	(2,532,800)
(1,115)		Illumina, Inc.	(56,452)
(68,150)		LifePoint Hospitals, Inc.	(2,978,837)
(3,093)		MAKO Surgical Corp.	(35,848)
(26,200)		Medivation, Inc.	(1,424,232)
(111,700)		Molina Healthcare, Inc.	(3,206,907)
(377,850)		PSS World Medical, Inc.	(10,931,201)
(1,038)		ResMed, Inc.	(45,464)
(35,500)		Salix Pharmaceuticals, Ltd.	(1,700,450)
(80,000)		Volcano Corp.	(2,003,200)
(2,311)	DKK	William Demant Holding, A/S	(202,534)
(100,000)		Wright Medical Group, Inc.	(2,114,000)

			(27,374,122)

		Industrials (-0.5%)
(26,425)		Altra Holdings, Inc.	(632,879)
(39,500)		Chart Industries, Inc.	(2,614,505)
(3,328)		Deluxe Corp.	(122,437)
(206,000)		EnerSys	(8,431,580)
(12,750)		General Cable Corp.	(428,655)

			(12,230,056)

		Information Technology (-3.8%)
(241,000)		Arris Group, Inc.	(3,981,320)
(68,700)		Bottomline Technologies, Inc.	(1,997,796)
(84,000)		BroadSoft, Inc.	(2,853,480)
(146,000)		CACI International, Inc. - Class A	(7,829,980)
(335,400)		Ciena Corp.	(5,252,364)
(40,300)		Comtech Telecommunications Corp.	(1,067,950)
(239,500)		Concur Technologies, Inc.	(16,022,550)
(70,000)		DealerTrack Holdings, Inc.	(2,210,600)
(66,000)		Equinix, Inc.	(14,218,380)
(1,116)		FactSet Research Systems, Inc.	(103,252)
(264,680)		FEI Company	(16,134,893)
(4,086)		Hewlett-Packard Company	(67,460)
(28,000)		KLA-Tencor Corp.	(1,537,480)
(16,400)		Lam Research Corp.	(674,696)
(171,200)		Mentor Graphics Corp.	(2,932,656)
(228,976)		Micron Technology, Inc.	(1,731,058)
(113,700)		NetApp, Inc.	(4,093,200)
(15,441)		Phoenix New Media, Ltd.	(54,970)
(224,480)		Photronics, Inc.	(1,344,635)
(57,600)		SanDisk Corp.	(2,879,424)
(1,119)		Sohu.com, Inc.	(53,578)
(180,000)		Symantec Corp.	(3,918,600)
(97,500)		SYNNEX Corp.	(3,505,125)
(69,600)		Take-Two Interactive Software, Inc.	(847,032)
(154,900)		TTM Technologies, Inc.	(1,234,553)

			(96,547,032)

		Materials (-0.6%)
(35,000)		Allegheny Technologies, Inc.	(1,107,750)
(51,900)		Goldcorp, Inc.	(1,831,551)
(118,000)		Horsehead Holding Corp.	(1,175,280)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES		VALUE

(111,000)	RTI International Metals, Inc.	$(3,152,400)
(273,800)	Steel Dynamics, Inc.	(4,164,498)
(193,500)	United States Steel Corp.	(4,324,725)

		(15,756,204)

	Telecommunication Services (-1.3%)
(263,500)	SBA Communications Corp.	(18,355,410)
(544,700)	tw telecom, Inc.	(15,050,061)

		(33,405,471)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $237,520,282)	(296,955,923)

EXCHANGE-TRADED FUNDS SOLD SHORT (0.0%) #
(4,707)	Consumer Staples Select Sector SPDR Fund	(173,547)
(4,920)	Health Care Select Sector SPDR Fund	(211,117)
(828)	iShares Dow Jones US Healthcare Providers Index Fund	(60,105)
(1,445)	iShares Dow Jones US Medical Devices Index Fund	(107,233)
(1,412)	iShares Nasdaq Biotechnology Index Fund	(205,559)
(6,986)	SPDR S&P Regional Banking ETF	(208,392)
(798)	SPDR S&P Retail ETF	(53,530)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $972,342)	(1,019,483)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-1.1%) #
	Information Technology (0.0%)
210	Apple, Inc. Put, 03/16/13, Strike $470.00	(537,600)

	Materials (-0.1%)
7,000	SPDR Gold Trust Call, 03/16/13, Strike $164.00	(1,036,000)

	Other (-1.0%)
	S & P 500 Index

NUMBER OF CONTRACTS		VALUE

1,900	Call, 03/16/13, Strike $1,425.00	$(14,896,000)
1,200	Call, 03/28/13, Strike $1,450.00	(7,344,000)
850	Call, 04/20/13, Strike $1,525.00	(1,700,000)
500	Call, 02/16/13, Strike $1,450.00	(2,575,000)

		(26,515,000)

	TOTAL WRITTEN OPTIONS (Premium $13,744,018)	(28,088,600)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $180,003,300.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2013, the value of 144A securities that could not be exchanged to the registered form is $172,166,004 or 6.8% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2013.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
DKK	Danish Krone
EUR	European Monetary Unit
HKD	Hong Kong Dollar
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of thirteen series, Growth Fund, Value Fund, Focus Growth Fund (formerly Blue Chip Fund), Discovery Growth Fund, International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Total Return Bond Fund, High Income Fund and Market Neutral Income Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2013.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2013, the Funds had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2013. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows:

Fund	Cost basis of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Growth Fund	$4,321,914,982	$1,370,026,224	$(59,739,139)	$1,310,287,085
Value Fund	62,833,649	4,202,094	(817,809)	3,384,285
Focus Growth Fund	45,777,442	14,337,390	(227,680)	14,109,710
Discovery Growth Fund	33,808,220	2,804,584	(540,873)	2,263,711
International Growth Fund	946,674,672	149,600,830	(19,677,658)	129,923,172
Evolving World Growth Fund	325,992,499	44,516,051	(7,337,929)	37,178,122
Global Equity Fund	385,288,180	53,967,330	(4,904,570)	49,062,760
Growth and Income Fund	3,473,611,151	673,431,526	(59,223,641)	614,207,885
Global Growth and Income Fund	967,844,657	135,202,173	(14,274,788)	120,927,385
Convertible Fund	1,184,100,123	124,780,745	(18,536,677)	106,244,068
Total Return Bond Fund	216,092,985	9,417,400	(678,034)	8,739,366
High Income Fund	282,170,101	15,967,289	(480,582)	15,486,707
Market Neutral Income Fund	2,333,596,134	203,124,213	(35,993,275)	167,130,938

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — SYNTHETIC CONVERTIBLE SECURITIES

A Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

A Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$5,385,146,097	$245,592,217	$—	$5,630,738,314
Short Term Investment	1,463,753			1,463,753
Forward Foreign Currency Contracts		1,718,333		1,718,333

Total	$5,386,609,850	$247,310,550	$—	$5,633,920,400

Liabilities:
Forward Foreign Currency Contracts	$—	$8,609,510	$—	$8,609,510

Total	$—	$8,609,510	$—	$8,609,510

	VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$62,299,503	$1,205,610	$—	$63,505,113
Short Term Investment	2,712,821			2,712,821

Total	$65,012,324	$1,205,610	$—	$66,217,934

Liabilities:
Written Options	$33,300	$—	$—	$33,300

Total	$33,300	$—	$—	$33,300

	FOCUS GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$56,184,024	$3,095,132	$—	$59,279,156
Short Term Investment	607,996			607,996
Forward Foreign Currency Contracts		63,686		63,686

Total	$56,792,020	$3,158,818	$—	$59,950,838

Liabilities:
Forward Foreign Currency Contracts	$—	$82,174	$—	$82,174

Total	$—	$82,174	$—	$82,174

	DISCOVERY GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$34,411,453	$—	$—	$34,411,453
Short Term Investment	1,660,478			1,660,478

Total	$36,071,931	$—	$—	$36,071,931

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$259,611,391	$726,529,239	$—	$986,140,630
Short Term Investment	90,457,214			90,457,214

Total	$350,068,605	$726,529,239	$—	$1,076,597,844

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stock	$10,533,928	$—	$—	$10,533,928

Total	$10,533,928	$—	$—	$10,533,928

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$60,207,580	$—	$60,207,580
Common Stocks	86,389,002	190,512,571		276,901,573
Short Term Investment	26,061,468			26,061,468

Total	$112,450,470	$250,720,151	$—	$363,170,621

	Transfers in to Level 1	Transfers out of Level 1*	Transfers in to Level 2*	Transfers out of Level 2
Investments, at Value:
Common Stocks	$—	$1,892,413	$1,892,413	$—

	$—	$1,892,413	$1,892,413	$—

* Transfers to Level 2 from Level 1 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$253,621,069	$158,243,933	$—	$411,865,002
Short Term Investment	22,485,938			22,485,938

Total	$276,107,007	$158,243,933	$—	$434,350,940

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$1,265,388,502	$—	$1,265,388,502
Synthetic Convertible Securities (Corporate Bonds)		204,900,144		204,900,144
Synthetic Convertible Securities (Sovereign Bonds)		154,123,317		154,123,317
Synthetic Convertible Securities (Purchased Options)	12,842,100			12,842,100
Convertible Preferred Stocks	186,831,216	96,594,519		283,425,735
Common Stocks	1,908,317,528	112,838,346		2,021,155,874
Purchased Options	3,599,000			3,599,000
Short Term Investment	142,384,364			142,384,364
Forward Foreign Currency Contracts		2,475,339		2,475,339

Total	$2,253,974,208	$1,836,320,167	$—	$4,090,294,375

Liabilities:
Written Options	$2,743,750	$—	$—	$2,743,750
Forward Foreign Currency Contracts		6,042,944		6,042,944

Total	$2,743,750	$6,042,944	$—	$8,786,694

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$323,524,516	$—	$323,524,516
Synthetic Convertible Securities (Corporate Bonds)		47,707,711		47,707,711
Synthetic Convertible Securities (Sovereign Bonds)		111,587,123		111,587,123
Synthetic Convertible Securities (Purchased Options)	5,446,550			5,446,550
Convertible Preferred Stocks	5,808,800	35,889,152		41,697,952
Common Stocks	271,359,853	287,447,563		558,807,416
Short Term Investment	774			774

Total	$282,615,977	$806,156,065	$—	$1,088,772,042

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$736,441,135	$—	$736,441,135
Synthetic Convertible Securities (Corporate Bonds)		60,224,019		60,224,019
Synthetic Convertible Securities (Sovereign Bonds)		70,003,950		70,003,950
Synthetic Convertible Securities (Purchased Options)	21,887,643			21,887,643
Convertible Preferred Stocks	119,852,950	79,724,997		199,577,947
Common Stocks	138,712,510	37,300,381		176,012,891
Purchased Options	30,000			30,000
Short Term Investment	26,166,606			26,166,606
Forward Foreign Currency Contracts		1,451,658		1,451,658

Total	$306,649,709	$985,146,140	$—	$1,291,795,849

Liabilities:
Written Options	$96,000	$—	$—	$96,000
Forward Foreign Currency Contracts		2,173,763		2,173,763

Total	$96,000	$2,173,763	$—	$2,269,763

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$164,554,726	$—	$164,554,726
Convertible Bonds		2,162,695		2,162,695
Sovereign Bonds		28,902,236		28,902,236
U.S. Government and Agency Securities		18,009,182		18,009,182
Residential Mortgage Backed Securities		6,263,171		6,263,171
Short Term Investment	4,940,341			4,940,341

Total	$4,940,341	$219,892,010	$—	$224,832,351

	HIGH INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$281,704,311	$—	$281,704,311
Convertible Bonds		2,307,462		2,307,462
Sovereign Bonds		3,342,923		3,342,923
Convertible Preferred Stocks	976,314	6,527,250		7,503,564
Short Term Investment	2,798,548			2,798,548

Total	$3,774,862	$293,881,946	$—	$297,656,808

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$669,939,412	$—	$669,939,412
Synthetic Convertible Securities (Corporate Bonds)		357,910,412		357,910,412
Synthetic Convertible Securities (Sovereign Bonds)		158,199,260		158,199,260
Synthetic Convertible Securities (Purchased Options)	1,561,200			1,561,200
Convertible Preferred Stocks		239,158		239,158
Common Stocks	1,220,672,425	98,955		1,220,771,380
Purchased Options	2,212,500			2,212,500
Short Term Investment	89,893,750			89,893,750

Total	$1,314,339,875	$1,186,387,197	$—	$2,500,727,072

Liabilities:
Common Stocks Sold Short	$296,513,638	$442,285	$—	$296,955,923
Exchange-traded Funds Sold Short	1,019,483			1,019,483
Written Options	28,088,600			28,088,600

Total	$325,621,721	$442,285	$—	$326,064,006

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 25, 2013

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 25, 2013